Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.3%
		Basic Materials: 0.6%
2,486,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$2,536,839	0.1
1,562,000	(2)	ArcelorMittal, 4.250%, 07/16/2029	1,589,376	0.1
3,000,000		ArcelorMittal, 5.500%, 03/01/2021	3,124,758	0.1
958,000	(2)	Dow Chemical Co/The, 3.500%, 10/01/2024	1,000,275	0.0
2,500,000	(2)	Dow Chemical Co/The, 4.625%, 10/01/2044	2,688,138	0.1
942,000	(1),(2)	Dow Chemical Co/The, 4.800%, 11/30/2028	1,065,255	0.0
1,026,000		FMC Corp., 3.200%, 10/01/2026	1,037,040	0.0
342,000		FMC Corp., 3.450%, 10/01/2029	346,924	0.0
1,225,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	1,239,202	0.0
875,000		Mosaic Co/The, 5.450%, 11/15/2033	992,401	0.0
3,250,000	(1)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	3,373,857	0.1
1,419,000		Newmont Goldcorp Corp., 3.700%, 03/15/2023	1,478,216	0.0
2,063,000		Teck Resources Ltd., 6.125%, 10/01/2035	2,354,098	0.1
			22,826,379	0.6

		Communications: 2.4%
6,026,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	6,345,080	0.2
3,500,000		Amazon.com, Inc., 4.050%, 08/22/2047	4,219,014	0.1
725,000		AT&T, Inc., 2.950%, 07/15/2026	736,464	0.0
5,876,000		AT&T, Inc., 4.300%, 02/15/2030	6,472,479	0.2
2,364,000		AT&T, Inc., 5.150%, 03/15/2042	2,724,270	0.1
3,000,000		AT&T, Inc., 5.150%, 11/15/2046	3,485,364	0.1
5,810,000		AT&T, Inc., 5.150%, 02/15/2050	6,812,100	0.2
1,510,000		CBS Corp., 5.500%, 05/15/2033	1,764,057	0.1
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,579,661	0.1
2,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,749,530	0.1
1,500,000		Comcast Corp., 3.300%, 10/01/2020	1,520,659	0.0
500,000		Comcast Corp., 3.450%, 10/01/2021	515,052	0.0
2,279,000		Comcast Corp., 3.999%, 11/01/2049	2,537,018	0.1
3,980,000		Comcast Corp., 4.000%, 03/01/2048	4,417,031	0.1
1,225,000		Comcast Corp., 4.600%, 10/15/2038	1,470,363	0.0
3,500,000		Discovery Communications LLC, 5.200%, 09/20/2047	3,826,527	0.1
1,220,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	1,234,523	0.0
1,710,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	1,753,482	0.1
4,885,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	5,033,260	0.1
2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,672,449	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	4,208,332	0.1
2,000,000		Verizon Communications, Inc., 3.850%, 11/01/2042	2,149,621	0.1
221,000		Verizon Communications, Inc., 4.016%, 12/03/2029	245,911	0.0
2,750,000		Verizon Communications, Inc., 4.812%, 03/15/2039	3,303,475	0.1
3,000,000		Verizon Communications, Inc., 4.862%, 08/21/2046	3,673,477	0.1
2,210,000		Viacom, Inc., 4.375%, 03/15/2043	2,282,062	0.1
1,000,000		Viacom, Inc., 5.850%, 09/01/2043	1,231,637	0.0
1,077,000		Walt Disney Co/The, 2.000%, 09/01/2029	1,050,209	0.0
1,127,000	(1)	Walt Disney Co/The, 3.000%, 09/15/2022	1,163,056	0.0
3,000,000	(1)	Walt Disney Co/The, 4.750%, 11/15/2046	3,957,697	0.1
			85,133,860	2.4

		Consumer, Cyclical: 1.6%
821,625		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	850,792	0.0
1,114,458		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	1,187,216	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

2,683,620		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	2,761,982	0.1
588,840		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	627,643	0.0
1,160,000		American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 08/15/2029	1,172,876	0.0
2,000,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	2,049,666	0.1
3,500,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,642,365	0.1
1,034,482		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,091,275	0.0
2,205,272		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	2,342,440	0.1
2,532,000	(2)	Delta Air Lines, Inc., 4.375%, 04/19/2028	2,705,990	0.1
3,230,000		DR Horton, Inc., 4.750%, 02/15/2023	3,440,549	0.1
1,448,000		Ford Motor Co., 5.291%, 12/08/2046	1,342,997	0.0
1,144,000		Ford Motor Credit Co. LLC, 3.664%, 09/08/2024	1,127,778	0.0
2,000,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	1,980,649	0.1
1,400,000		General Motors Co., 5.400%, 04/01/2048	1,406,262	0.1
1,000,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,029,729	0.0
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,948,774	0.1
1,575,000		McDonald's Corp., 4.450%, 09/01/2048	1,824,675	0.1
1,286,000		Southwest Airlines Co., 3.450%, 11/16/2027	1,343,742	0.1
1,488,209		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	1,554,088	0.1
1,187,199		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	1,243,046	0.0
3,416,864		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,510,087	0.1
854,097		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	868,807	0.0
4,325,482		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	4,375,441	0.1
1,141,701		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,148,095	0.0
1,209,537		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	1,274,703	0.0
4,085,237		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	4,265,226	0.1
3,400,000	(2)	Walmart, Inc., 2.350%, 12/15/2022	3,451,269	0.1
1,172,000	(2)	Walmart, Inc., 3.300%, 04/22/2024	1,238,872	0.0
			56,807,034	1.6

		Consumer, Non-cyclical: 4.1%
1,809,000		Abbott Laboratories, 4.750%, 11/30/2036	2,226,344	0.1
430,000		Abbott Laboratories, 4.900%, 11/30/2046	555,559	0.0
1,970,000		AbbVie, Inc., 2.900%, 11/06/2022	2,009,151	0.1
2,833,000	(2)	AbbVie, Inc., 4.450%, 05/14/2046	2,941,350	0.1
1,037,000		AbbVie, Inc., 4.500%, 05/14/2035	1,119,675	0.0
1,000,000		Aetna, Inc., 2.800%, 06/15/2023	1,013,371	0.0
750,000		Aetna, Inc., 4.500%, 05/15/2042	795,918	0.0
1,700,000		Allergan Finance LLC, 4.625%, 10/01/2042	1,768,218	0.1
1,635,000		Altria Group, Inc., 4.800%, 02/14/2029	1,794,456	0.1
730,000		Altria Group, Inc., 5.800%, 02/14/2039	847,979	0.0
732,000		Altria Group, Inc., 5.950%, 02/14/2049	862,346	0.0
4,247,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	4,393,401	0.1
1,297,000		Amgen, Inc., 4.563%, 06/15/2048	1,487,306	0.0
2,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	2,316,678	0.1
4,049,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,824,192	0.1
1,500,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	1,696,555	0.1
1,260,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,596,848	0.0
1,000,000		Anthem, Inc., 3.500%, 08/15/2024	1,048,864	0.0
1,504,000		Anthem, Inc., 4.101%, 03/01/2028	1,626,117	0.0
3,571,000		Anthem, Inc., 5.100%, 01/15/2044	4,168,870	0.1
971,000		BAT Capital Corp., 3.462%, 09/06/2029	952,144	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

3,020,000	(2)	Becton Dickinson and Co., 2.894%, 06/06/2022	3,067,133	0.1
1,265,000	(1)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	1,353,723	0.0
1,757,000	(1)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,995,923	0.1
2,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	2,108,247	0.1
2,000,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	2,302,683	0.1
3,105,000		Celgene Corp., 3.875%, 08/15/2025	3,354,416	0.1
7,000,000	(2)	Cigna Corp., 3.400%, 09/17/2021	7,162,155	0.2
2,195,000		Cigna Corp., 4.125%, 11/15/2025	2,366,677	0.1
1,750,000		Cigna Corp., 4.800%, 08/15/2038	1,972,498	0.1
1,516,000		CVS Health Corp., 3.700%, 03/09/2023	1,578,887	0.0
1,073,000		CVS Health Corp., 4.100%, 03/25/2025	1,146,485	0.0
2,584,000		CVS Health Corp., 4.300%, 03/25/2028	2,797,223	0.1
3,500,000	(2)	CVS Health Corp., 5.050%, 03/25/2048	3,986,588	0.1
65,341		CVS Pass-Through Trust, 6.943%, 01/10/2030	77,227	0.0
1,690,000		Eli Lilly & Co., 3.950%, 03/15/2049	1,960,294	0.1
690,000	(1)	Fresenius Medical Care US Finance III, Inc., 3.750%, 06/15/2029	694,547	0.0
2,000,000		General Mills, Inc., 3.700%, 10/17/2023	2,106,694	0.1
4,000,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	4,173,863	0.1
1,000,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	1,022,045	0.0
1,535,000		Global Payments, Inc., 2.650%, 02/15/2025	1,543,418	0.0
1,785,000		Global Payments, Inc., 3.200%, 08/15/2029	1,811,714	0.1
1,604,000		HCA, Inc., 4.500%, 02/15/2027	1,722,639	0.1
879,000		HCA, Inc., 5.125%, 06/15/2039	964,309	0.0
772,000		HCA, Inc., 5.250%, 04/15/2025	859,789	0.0
293,000	(2)	HCA, Inc., 5.250%, 06/15/2049	322,957	0.0
586,000		HCA, Inc., 5.500%, 06/15/2047	663,493	0.0
835,000		IHS Markit Ltd., 4.250%, 05/01/2029	900,072	0.0
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,176,052	0.1
940,000		Johnson & Johnson, 4.375%, 12/05/2033	1,123,605	0.0
2,905,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	3,075,772	0.1
1,750,000	(2)	Kraft Heinz Foods Co., 4.375%, 06/01/2046	1,664,334	0.0
2,671,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	2,749,899	0.1
751,000	(2)	Kroger Co/The, 4.650%, 01/15/2048	805,563	0.0
750,000		Kroger Co/The, 5.150%, 08/01/2043	829,500	0.0
1,000,000	(1)	Mars, Inc., 3.200%, 04/01/2030	1,059,114	0.0
1,615,000	(1)	Mars, Inc., 3.875%, 04/01/2039	1,807,940	0.1
2,036,000		Medtronic, Inc., 4.375%, 03/15/2035	2,454,929	0.1
1,570,000	(2)	Merck & Co., Inc., 4.000%, 03/07/2049	1,870,446	0.1
2,000,000	(2)	Mylan NV, 3.750%, 12/15/2020	2,029,953	0.1
2,425,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	2,437,952	0.1
1,533,000		PepsiCo, Inc., 4.450%, 04/14/2046	1,913,757	0.1
2,365,000		Pfizer, Inc., 3.200%, 09/15/2023	2,479,239	0.1
1,310,000		Pfizer, Inc., 4.000%, 03/15/2049	1,513,928	0.0
1,500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,541,589	0.0
1,250,000		Reynolds American, Inc., 5.850%, 08/15/2045	1,386,086	0.0
624,000		Reynolds American, Inc., 6.150%, 09/15/2043	708,183	0.0
2,990,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	3,052,720	0.1
500,000	(2)	Stryker Corp., 2.625%, 03/15/2021	503,826	0.0
3,500,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	3,624,883	0.1
4,000,000	(2)	Unilever Capital Corp., 3.000%, 03/07/2022	4,102,359	0.1
4,500,000		Unilever Capital Corp., 3.250%, 03/07/2024	4,743,667	0.1
445,000		UnitedHealth Group, Inc., 2.875%, 08/15/2029	454,516	0.0
1,111,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,159,654	0.0
777,000		UnitedHealth Group, Inc., 3.875%, 08/15/2059	823,704	0.0
2,500,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	2,843,930	0.1
			148,998,141	4.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

		Energy: 2.5%
4,000,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	4,168,681	0.1
1,910,000		BP Capital Markets PLC, 4.742%, 03/11/2021	1,980,053	0.1
1,596,000	(2)	Canadian Natural Resources Ltd., 4.950%, 06/01/2047	1,889,395	0.1
1,000,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	1,032,087	0.0
500,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	564,139	0.0
2,000,000	(2)	Cimarex Energy Co., 3.900%, 05/15/2027	2,038,409	0.1
1,479,000		Cimarex Energy Co., 4.375%, 06/01/2024	1,555,203	0.0
856,000	(2)	Cimarex Energy Co., 4.375%, 03/15/2029	901,816	0.0
2,500,000	(1)	Colonial Pipeline Co., 3.500%, 10/15/2020	2,519,323	0.1
1,616,000	(2)	Enable Midstream Partners L.P., 4.150%, 09/15/2029	1,558,442	0.0
730,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	752,119	0.0
2,000,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	2,154,990	0.1
1,067,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,131,484	0.0
1,500,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	1,549,423	0.0
1,385,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,474,486	0.0
469,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	503,684	0.0
2,400,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,322,648	0.1
2,000,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,323,762	0.1
4,000,000	(2)	EOG Resources, Inc., 2.625%, 03/15/2023	4,079,914	0.1
3,156,000	(2)	Exxon Mobil Corp., 2.726%, 03/01/2023	3,244,796	0.1
1,000,000		Exxon Mobil Corp., 2.995%, 08/16/2039	1,005,814	0.0
999,000		Exxon Mobil Corp., 3.095%, 08/16/2049	1,008,316	0.0
3,500,000		Halliburton Co., 3.500%, 08/01/2023	3,637,534	0.1
2,032,000	(2)	Husky Energy, Inc., 4.400%, 04/15/2029	2,141,765	0.1
1,000,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,073,437	0.0
1,722,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,976,949	0.1
1,787,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	2,111,852	0.1
2,041,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	2,186,439	0.1
1,345,000	(1)	MPLX L.P., 5.250%, 01/15/2025	1,420,088	0.0
1,982,000		Occidental Petroleum Corp., 2.900%, 08/15/2024	1,999,270	0.1
3,680,000		ONEOK Partners L.P., 3.375%, 10/01/2022	3,771,017	0.1
899,000		ONEOK, Inc., 3.400%, 09/01/2029	891,577	0.0
1,779,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,904,753	0.1
1,500,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,510,862	0.0
1,250,000	(1)	Schlumberger Norge AS, 4.200%, 01/15/2021	1,276,883	0.0
1,052,000	(1)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	1,073,445	0.0
4,500,000		Shell International Finance BV, 3.250%, 05/11/2025	4,771,450	0.1
1,750,000	(2)	Shell International Finance BV, 4.000%, 05/10/2046	2,027,728	0.1
582,000	(2)	Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	613,372	0.0
845,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	907,413	0.0
2,000,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	2,056,854	0.1
1,640,000		Total Capital International SA, 3.461%, 07/12/2049	1,740,606	0.1
1,014,000	(3)	Transcanada Trust, 5.500%, 09/15/2079	1,047,999	0.0
1,000,000		Western Midstream Operating L.P., 4.000%, 07/01/2022	1,012,438	0.0
2,000,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	2,116,154	0.1
2,000,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	2,245,587	0.1
1,128,000		Williams Partners L.P., 3.600%, 03/15/2022	1,159,062	0.0
2,378,000	(2)	Williams Partners L.P., 3.750%, 06/15/2027	2,461,994	0.1
			88,895,512	2.5

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

		Financial: 7.5%
750,000		American International Group, Inc., 4.500%, 07/16/2044	836,222	0.0
1,065,000	(3)	American International Group, Inc., 5.750%, 04/01/2048	1,140,594	0.0
2,460,000		Air Lease Corp., 3.500%, 01/15/2022	2,523,989	0.1
2,430,000		American Express Co., 3.700%, 08/03/2023	2,561,997	0.1
1,000,000		American International Group, Inc., 4.750%, 04/01/2048	1,170,357	0.0
940,000		American Tower Corp., 2.750%, 01/15/2027	938,477	0.0
1,490,000		American Tower Corp., 3.700%, 10/15/2049	1,485,694	0.0
1,840,000	(1)	ANZ New Zealand Int'l Ltd./London, 3.400%, 03/19/2024	1,922,920	0.1
2,250,000	(1)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	2,375,455	0.1
400,000	(2)	Assurant, Inc., 3.700%, 02/22/2030	401,418	0.0
2,114,000		Assurant, Inc., 4.900%, 03/27/2028	2,306,756	0.1
2,000,000		Banco Santander SA, 3.125%, 02/23/2023	2,038,830	0.1
1,910,000	(2),(3)	Bank of America Corp., 3.194%, 07/23/2030	1,973,458	0.1
6,966,000	(3)	Bank of America Corp., 3.499%, 05/17/2022	7,105,543	0.2
1,000,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,058,036	0.0
1,645,000		Bank of America Corp., 3.950%, 04/21/2025	1,746,558	0.0
2,030,000	(3)	Bank of America Corp., 3.974%, 02/07/2030	2,224,100	0.1
1,355,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	1,514,557	0.0
3,641,000		Bank of America Corp., 4.183%, 11/25/2027	3,920,568	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	4,702,352	0.1
2,044,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	2,279,796	0.1
5,000,000	(3)	Bank of America Corp., 4.330%, 03/15/2050	5,916,206	0.2
750,000	(3)	Bank of America Corp., 5.125%, 12/31/2199	778,125	0.0
2,455,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	2,492,739	0.1
1,000,000	(1),(2)	Barclays Bank PLC, 10.179%, 06/12/2021	1,118,633	0.0
3,763,000	(3)	Barclays PLC, 3.932%, 05/07/2025	3,890,318	0.1
3,465,000	(3)	BB&T Corp., 4.800%, 12/31/2199	3,469,297	0.1
3,395,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	4,030,464	0.1
4,000,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	4,131,547	0.1
3,960,000	(1)	BPCE SA, 2.700%, 10/01/2029	3,941,029	0.1
955,000	(1)	BPCE SA, 5.700%, 10/22/2023	1,053,620	0.0
3,000,000	(2)	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	3,094,059	0.1
1,095,000		Charles Schwab Corp./The, 3.250%, 05/22/2029	1,154,912	0.0
4,500,000	(2)	Charles Schwab Corp./The, 3.550%, 02/01/2024	4,761,167	0.1
5,000,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	5,070,542	0.1
4,000,000		Citigroup, Inc., 5.500%, 09/13/2025	4,534,986	0.1
2,000,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,076,165	0.1
745,000	(1),(2)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	741,310	0.0
5,500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	5,941,754	0.2
3,150,000	(1)	Credit Agricole SA/London, 2.375%, 07/01/2021	3,160,891	0.1
6,000,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	6,696,384	0.2
3,000,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,029,953	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,341,535	0.1
4,500,000	(1),(2)	Danske Bank A/S, 2.800%, 03/10/2021	4,525,185	0.1
1,770,000	(3)	Discover Bank, 4.682%, 08/09/2028	1,852,119	0.0
2,008,000		Enstar Group Ltd., 4.950%, 06/01/2029	2,124,737	0.1
1,020,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,071,689	0.0
2,500,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,682,130	0.1
1,000,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,191,114	0.0
449,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	606,408	0.0
735,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	766,117	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

1,497,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,600,008	0.0
3,307,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	3,512,889	0.1
1,250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	1,354,670	0.0
3,439,000		ING Groep NV, 3.550%, 04/09/2024	3,595,485	0.1
2,500,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	2,513,277	0.1
4,499,000	(2),(3)	JPMorgan Chase & Co., 3.207%, 04/01/2023	4,608,164	0.1
6,000,000	(3)	JPMorgan Chase & Co., 3.514%, 06/18/2022	6,142,056	0.2
2,201,000	(3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	2,362,922	0.1
3,320,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,539,443	0.1
2,500,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	2,749,627	0.1
250,000	(3)	JPMorgan Chase & Co., 4.032%, 07/24/2048	281,286	0.0
2,551,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	2,887,784	0.1
2,219,000	(3)	JPMorgan Chase & Co., 5.000%, 12/31/2199	2,282,796	0.1
679,000	(1)	Liberty Mutual Group, Inc., 4.500%, 06/15/2049	757,564	0.0
2,177,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,182,440	0.1
1,250,000		Mitsubishi UFJ Financial Group, Inc., 3.751%, 07/18/2039	1,349,528	0.0
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,087,731	0.2
3,810,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	3,827,246	0.1
4,500,000		Morgan Stanley, 2.750%, 05/19/2022	4,566,355	0.1
1,080,000		Morgan Stanley, 3.950%, 04/23/2027	1,142,257	0.0
4,000,000		Morgan Stanley, 4.000%, 07/23/2025	4,317,347	0.1
2,000,000		Morgan Stanley, 5.500%, 07/28/2021	2,122,127	0.1
2,500,000		MUFG Union Bank NA, 3.150%, 04/01/2022	2,562,479	0.1
1,575,000	(1),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,618,801	0.0
1,004,000	(1),(3)	Nationwide Building Society, 3.960%, 07/18/2030	1,049,882	0.0
2,000,000	(1)	New York Life Global Funding, 2.875%, 04/10/2024	2,062,198	0.1
2,661,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,772,669	0.1
5,000,000		ORIX Corp., 3.250%, 12/04/2024	5,197,264	0.1
1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,191,525	0.0
2,000,000		Royal Bank of Canada, 2.949%, (US0003M + 0.660%), 10/05/2023	2,007,315	0.1
3,380,000		Royal Bank of Canada, 3.700%, 10/05/2023	3,578,158	0.1
5,500,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	5,679,730	0.2
1,813,000	(3)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	1,897,205	0.0
2,000,000	(2)	Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	2,010,793	0.1
1,430,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,430,060	0.0
1,062,000		Toronto-Dominion Bank/The, 2.650%, 06/12/2024	1,083,863	0.0
4,500,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	4,709,796	0.1
2,000,000	(2)	Toronto-Dominion Bank/The, 3.500%, 07/19/2023	2,110,583	0.1
2,007,000	(3)	Toronto-Dominion Bank, 3.625%, 09/15/2031	2,074,421	0.1
3,500,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	3,951,833	0.1
2,470,000		UBS AG, 5.125%, 05/15/2024	2,664,947	0.1
4,000,000	(2)	Wells Fargo & Co., 3.750%, 01/24/2024	4,238,850	0.1
3,000,000		Wells Fargo & Co., 4.125%, 08/15/2023	3,185,215	0.1
1,250,000		Wells Fargo & Co., 4.750%, 12/07/2046	1,481,988	0.0
7,600,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	7,821,867	0.2
2,195,000	(3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	2,190,387	0.1
1,825,000	(2)	XLIT Ltd., 5.500%, 03/31/2045	2,310,077	0.1
2,500,000		Zions Bancorp NA, 3.500%, 08/27/2021	2,555,254	0.1
			271,692,974	7.5

		Industrial: 1.5%
2,680,000		Amphenol Corp., 2.800%, 02/15/2030	2,612,649	0.1
1,500,000		Amphenol Corp., 3.200%, 04/01/2024	1,553,127	0.0
3,106,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	3,436,851	0.1
2,470,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	2,770,970	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

3,000,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	3,062,980	0.1
1,750,000		CSX Corp., 4.650%, 03/01/2068	2,016,010	0.1
1,250,000		FedEx Corp., 4.400%, 01/15/2047	1,283,485	0.0
3,500,000		General Electric Co., 4.500%, 03/11/2044	3,755,505	0.1
2,000,000		John Deere Capital Corp., 3.125%, 09/10/2021	2,046,074	0.1
2,840,000		Norfolk Southern Corp., 3.650%, 08/01/2025	3,038,211	0.1
278,000		Northrop Grumman Corp., 2.930%, 01/15/2025	286,798	0.0
1,077,000		PerkinElmer, Inc., 3.300%, 09/15/2029	1,078,185	0.0
2,365,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	2,458,182	0.1
2,000,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,001,336	0.1
1,330,000	(1),(2)	SMBC Aviation Capital Finance DAC, 3.550%, 04/15/2024	1,383,257	0.0
4,600,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	4,715,681	0.1
2,250,000	(1)	TTX Co., 3.600%, 01/15/2025	2,381,565	0.1
3,000,000		United Parcel Service, Inc., 2.050%, 04/01/2021	3,003,094	0.1
2,230,000		United Parcel Service, Inc., 2.500%, 04/01/2023	2,261,604	0.1
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,034,458	0.0
3,500,000		United Technologies Corp., 3.650%, 08/16/2023	3,704,558	0.1
272,000		United Technologies Corp., 5.400%, 05/01/2035	348,049	0.0
402,000		United Technologies Corp., 6.125%, 07/15/2038	553,909	0.0
1,155,000	(1)	Vinci SA, 3.750%, 04/10/2029	1,265,523	0.0
500,000	(2)	WRKCo, Inc., 4.200%, 06/01/2032	549,524	0.0
			52,601,585	1.5

		Technology: 1.3%
1,000,000		Analog Devices, Inc., 3.500%, 12/05/2026	1,048,129	0.0
3,500,000		Apple, Inc., 2.400%, 01/13/2023	3,559,453	0.1
3,600,000		Apple, Inc., 3.750%, 09/12/2047	4,015,894	0.1
2,000,000		Apple, Inc., 3.850%, 05/04/2043	2,248,214	0.1
1,000,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,128,542	0.0
2,194,000		Fiserv, Inc., 3.200%, 07/01/2026	2,276,339	0.1
1,840,000	(2)	HP, Inc., 4.050%, 09/15/2022	1,941,296	0.1
3,500,000		HP, Inc., 4.300%, 06/01/2021	3,617,423	0.1
3,030,000		IBM Credit LLC, 3.000%, 02/06/2023	3,119,577	0.1
2,000,000		International Business Machines Corp., 2.875%, 11/09/2022	2,052,819	0.1
5,000,000		International Business Machines Corp., 3.300%, 05/15/2026	5,280,818	0.1
2,000,000		KLA Corp., 4.125%, 11/01/2021	2,067,602	0.1
6,000,000		Microsoft Corp., 3.700%, 08/08/2046	6,886,879	0.2
4,000,000		Microsoft Corp., 4.450%, 11/03/2045	5,058,518	0.1
209,000		Oracle Corp., 3.850%, 07/15/2036	231,053	0.0
1,500,000		Oracle Corp., 4.000%, 11/15/2047	1,688,147	0.0
			46,220,703	1.3

		Utilities: 2.8%
2,660,000		Alabama Power Co., 3.375%, 10/01/2020	2,693,627	0.1
1,375,000		Ameren Corp., 2.700%, 11/15/2020	1,382,508	0.0
2,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,199,733	0.1
3,219,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,430,888	0.1
2,709,000		Avangrid, Inc., 3.800%, 06/01/2029	2,913,512	0.1
1,470,000	(2)	Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,535,181	0.0
1,045,000		Black Hills Corp., 3.050%, 10/15/2029	1,042,751	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,916,350	0.1
750,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	805,269	0.0
1,250,000		Commonwealth Edison Co., 3.750%, 08/15/2047	1,373,625	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	543,247	0.0
491,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	606,639	0.0
1,292,000		Consumers Energy Co., 3.100%, 08/15/2050	1,297,467	0.0
3,765,000	(1),(2)	DPL, Inc., 4.350%, 04/15/2029	3,724,087	0.1
2,235,000	(2)	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	2,251,515	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

1,940,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,110,969	0.1
2,000,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,225,327	0.1
1,055,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	1,080,979	0.0
1,485,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,484,763	0.0
1,286,000		Entergy Corp., 2.950%, 09/01/2026	1,307,191	0.0
3,125,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	3,168,193	0.1
3,470,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	3,713,254	0.1
2,750,000		Eversource Energy, 2.900%, 10/01/2024	2,819,546	0.1
3,528,000		Exelon Corp., 3.497%, 06/01/2022	3,621,491	0.1
3,565,000		FirstEnergy Corp., 2.850%, 07/15/2022	3,620,492	0.1
2,203,000		FirstEnergy Corp., 4.250%, 03/15/2023	2,331,653	0.1
1,505,000		Georgia Power Co., 2.200%, 09/15/2024	1,489,263	0.0
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,437,477	0.0
3,640,000		Interstate Power & Light Co., 3.250%, 12/01/2024	3,799,507	0.1
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,070,127	0.1
1,745,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	1,767,891	0.1
411,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	437,017	0.0
3,035,000		Mississippi Power Co., 4.250%, 03/15/2042	3,294,266	0.1
368,000		Mississippi Power Co., 4.750%, 10/15/2041	387,134	0.0
1,507,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,537,796	0.0
2,650,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	2,739,354	0.1
1,000,000		NiSource, Inc., 5.950%, 06/15/2041	1,287,946	0.0
4,320,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	4,519,310	0.1
1,740,000	(2)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	1,761,922	0.1
2,643,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	2,687,774	0.1
280,000	(2)	Southern California Edison Co., 2.400%, 02/01/2022	280,954	0.0
620,000	(2)	Southern California Edison Co., 3.875%, 06/01/2021	634,205	0.0
2,000,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,262,166	0.1
1,775,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,292,282	0.1
1,750,000		Tampa Electric Co., 5.400%, 05/15/2021	1,840,835	0.1
2,000,000		Union Electric Co., 3.500%, 03/15/2029	2,175,866	0.1
781,000	(2)	Virginia Electric & Power Co., 2.875%, 07/15/2029	804,643	0.0
996,000	(2)	Virginia Electric & Power Co., 3.450%, 09/01/2022	1,029,679	0.0
1,710,000		Washington Gas Light Co., 3.650%, 09/15/2049	1,758,557	0.0
1,944,000		Westar Energy, Inc., 3.250%, 09/01/2049	1,958,775	0.1
			101,455,003	2.8
		Total Corporate Bonds/Notes (Cost $830,054,550)	874,631,191	24.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 19.4%
4,934,472		Alternative Loan Trust 2005-10CB 1A1, 2.518%, (US0001M + 0.500%), 05/25/2035	4,238,646	0.1
4,085,030		Alternative Loan Trust 2005-51 3A2A, 3.736%, (12MTA + 1.290%), 11/20/2035	3,993,181	0.1
1,816,514		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,704,100	0.1
2,240,438		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	2,222,182	0.1
487,271	(4)	Alternative Loan Trust 2005-J3 2A2, 2.982%, (-1.000*US0001M + 5.000%), 05/25/2035	47,850	0.0
1,511,168		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	1,148,852	0.0
3,266,107		Alternative Loan Trust 2006-HY11 A1, 2.138%, (US0001M + 0.120%), 06/25/2036	3,127,956	0.1
2,189,583		Alternative Loan Trust 2007-23CB A3, 2.518%, (US0001M + 0.500%), 09/25/2037	1,242,719	0.0
191,355		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	181,336	0.0
907,163	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 4.268%, 01/25/2036	919,048	0.0
448,913	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.496%, 05/25/2035	457,183	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

1,373,143	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.053%, 11/25/2036	1,281,796	0.0
1,225,633	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.825%, 11/25/2036	1,025,465	0.0
9,656	(3)	Bear Stearns ARM Trust 2005-12 13A1, 4.528%, 02/25/2036	9,280	0.0
3,755,117		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.208%, (US0001M + 0.190%), 01/25/2037	3,721,644	0.1
156,483	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.082%, 01/26/2036	138,902	0.0
1,044,427	(1),(3)	Chase Home Lending Mortgage Trust 2019-ATR1 A3, 4.000%, 04/25/2049	1,067,947	0.0
607,597	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.208%, 12/25/2035	580,494	0.0
2,806,529	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.241%, 11/25/2034	2,841,458	0.1
69,054	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 4.244%, 02/20/2035	69,922	0.0
21,448		CHL Mortgage Pass-Through Trust 2005-2 2A3, 2.698%, (US0001M + 0.680%), 03/25/2035	20,150	0.0
166,323		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	175,234	0.0
968,979		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	962,963	0.0
1,552,421	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.218%, 09/25/2037	1,518,816	0.0
1,248,930	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,337,155	0.0
67,374	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 4.566%, 08/25/2035	68,762	0.0
2,520,319		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	2,616,016	0.1
342,262		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	341,419	0.0
989,592		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.518%, (US0001M + 0.500%), 11/25/2035	626,295	0.0
5,485,223		Countrywide Asset-Backed Certificates 2005-IM1 M1, 2.738%, (US0001M + 0.720%), 11/25/2035	5,501,951	0.2
200,298	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 4.489%, 07/19/2044	207,490	0.0
704,559		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.337%, (US0001M + 0.280%), 08/19/2045	617,274	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,168,417	0.0
11,955,948		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	13,922,476	0.4
2,320,635		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,404,397	0.1
29,387,797	(4)	Fannie Mae 2016-82 SD, 4.032%, (-1.000*US0001M + 6.050%), 11/25/2046	5,835,132	0.2
6,439,345		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	6,729,530	0.2
8,400,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.268%, (US0001M + 4.250%), 04/25/2029	8,990,344	0.3
3,797,169		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.018%, (US0001M + 4.000%), 05/25/2025	4,013,635	0.1
250,275		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 6.018%, (US0001M + 4.000%), 05/25/2025	259,242	0.0
6,775,359		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.568%, (US0001M + 5.550%), 04/25/2028	7,246,038	0.2
7,100,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.268%, (US0001M + 4.250%), 01/25/2029	7,508,506	0.2
11,260,083		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.468%, (US0001M + 4.450%), 01/25/2029	11,869,296	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

4,800,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.568%, (US0001M + 3.550%), 07/25/2029	5,049,598	0.1
4,900,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.668%, (US0001M + 3.650%), 09/25/2029	5,156,784	0.1
1,500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.018%, (US0001M + 3.000%), 10/25/2029	1,560,868	0.0
5,889,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.868%, (US0001M + 2.850%), 11/25/2029	6,074,216	0.2
9,050,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.218%, (US0001M + 2.200%), 01/25/2030	9,175,433	0.3
900,000		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 4.668%, (US0001M + 2.650%), 02/25/2030	921,112	0.0
8,050,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.418%, (US0001M + 2.400%), 05/28/2030	8,154,672	0.2
8,700,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.518%, (US0001M + 2.500%), 05/25/2030	8,843,795	0.3
4,800,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.818%, (US0001M + 2.800%), 02/25/2030	4,899,252	0.1
7,100,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.218%, (US0001M + 2.200%), 08/25/2030	7,157,636	0.2
1,700,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.168%, (US0001M + 2.150%), 10/25/2030	1,714,820	0.1
1,200,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.568%, (US0001M + 2.550%), 12/25/2030	1,221,966	0.0
2,500,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.368%, (US0001M + 2.350%), 01/25/2031	2,531,208	0.1
8,900,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.018%, (US0001M + 2.000%), 03/25/2031	8,940,526	0.3
14,000,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.268%, (US0001M + 2.250%), 07/25/2030	14,145,225	0.4
3,500,000	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 4.318%, (US0001M + 2.300%), 08/25/2031	3,522,360	0.1
7,100,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.418%, (US0001M + 2.400%), 04/25/2031	7,174,212	0.2
2,424,715		Fannie Mae Connecticut Avenue Securities, 7.718%, (US0001M + 5.700%), 04/25/2028	2,666,032	0.1
551,868	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	102,720	0.0
457,464	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	72,274	0.0
10,346		Fannie Mae REMIC Trust 1994-77 FB, 3.518%, (US0001M + 1.500%), 04/25/2024	10,427	0.0
383,393		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	421,206	0.0
305,143		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	336,936	0.0
31,175		Fannie Mae REMIC Trust 2002-21 FC, 2.918%, (US0001M + 0.900%), 04/25/2032	31,671	0.0
941,762	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	214,105	0.0
83,244		Fannie Mae REMIC Trust 2004-11 A, 2.138%, (US0001M + 0.120%), 03/25/2034	82,933	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

502,220		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	561,700	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 15.927%, (-4.000*US0001M + 24.000%), 07/25/2035	320,943	0.0
5,349,255	(4)	Fannie Mae REMIC Trust 2005-92 SC, 4.662%, (-1.000*US0001M + 6.680%), 10/25/2035	1,030,103	0.0
356,108		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	397,126	0.0
1,009,165		Fannie Mae REMIC Trust 2006-104 ES, 23.358%, (-5.000*US0001M + 33.450%), 11/25/2036	1,857,232	0.1
6,221,806	(4)	Fannie Mae REMIC Trust 2006-12 SD, 4.732%, (-1.000*US0001M + 6.750%), 10/25/2035	1,112,479	0.0
2,793,478	(4)	Fannie Mae REMIC Trust 2006-123 UI, 4.722%, (-1.000*US0001M + 6.740%), 01/25/2037	623,500	0.0
714,183	(4)	Fannie Mae REMIC Trust 2006-72 HS, 4.682%, (-1.000*US0001M + 6.700%), 08/25/2026	90,236	0.0
226,697		Fannie Mae REMIC Trust 2007-73 A1, 2.279%, (US0001M + 0.060%), 07/25/2037	222,934	0.0
565,025		Fannie Mae REMIC Trust 2008-20 SP, 10.454%, (-2.500*US0001M + 15.500%), 03/25/2038	751,434	0.0
2,422,367		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,644,912	0.1
8,526,751	(4)	Fannie Mae REMIC Trust 2010-102 SB, 4.582%, (-1.000*US0001M + 6.600%), 09/25/2040	1,860,842	0.1
2,845,884	(4)	Fannie Mae REMIC Trust 2010-116 SE, 4.582%, (-1.000*US0001M + 6.600%), 10/25/2040	557,293	0.0
8,424,710	(4)	Fannie Mae REMIC Trust 2010-123 SL, 4.052%, (-1.000*US0001M + 6.070%), 11/25/2040	1,325,650	0.0
5,050,000		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	5,279,276	0.2
4,325,033	(4)	Fannie Mae REMIC Trust 2010-55 AS, 4.402%, (-1.000*US0001M + 6.420%), 06/25/2040	829,390	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	9,166,873	0.3
1,357,501		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,491,850	0.0
7,766,646	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	642,172	0.0
2,013,043	(4)	Fannie Mae REMIC Trust 2012-10 US, 4.432%, (-1.000*US0001M + 6.450%), 02/25/2042	258,075	0.0
1,537,711		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	1,591,670	0.1
11,665,030	(4)	Fannie Mae REMIC Trust 2012-113 SG, 4.082%, (-1.000*US0001M + 6.100%), 10/25/2042	2,158,060	0.1
8,533,814	(4)	Fannie Mae REMIC Trust 2012-122 SB, 4.132%, (-1.000*US0001M + 6.150%), 11/25/2042	1,666,028	0.1
3,559,035	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	319,700	0.0
3,922,600		Fannie Mae REMIC Trust 2012-131 BS, 2.880%, (-1.200*US0001M + 5.400%), 12/25/2042	3,850,423	0.1
13,475,620	(4)	Fannie Mae REMIC Trust 2012-137 SN, 4.082%, (-1.000*US0001M + 6.100%), 12/25/2042	2,367,457	0.1
5,385,990	(4)	Fannie Mae REMIC Trust 2012-15 SP, 4.602%, (-1.000*US0001M + 6.620%), 06/25/2040	569,063	0.0
3,276,817	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	519,720	0.0
691,363		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	729,980	0.0
10,712,508	(4)	Fannie Mae REMIC Trust 2013-60 DS, 4.182%, (-1.000*US0001M + 6.200%), 06/25/2033	1,804,527	0.1
8,625,800	(4)	Fannie Mae REMIC Trust 2013-9 DS, 4.132%, (-1.000*US0001M + 6.150%), 02/25/2043	2,056,638	0.1
284,242	(4)	Fannie Mae REMIC Trust 2013-9 SA, 4.132%, (-1.000*US0001M + 6.150%), 03/25/2042	45,661	0.0
3,345,047	(4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	207,264	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

24,940,182	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	5,564,793	0.2
3,974,593	(4)	Fannie Mae REMICS 2005-66 SY, 4.682%, (-1.000*US0001M + 6.700%), 07/25/2035	824,075	0.0
7,045,440	(4)	Fannie Mae REMICS 2006-120 QD, 2.682%, (-1.000*US0001M + 4.700%), 10/25/2036	766,268	0.0
3,328,909	(4)	Fannie Mae REMICS 2006-59 XS, 5.182%, (-1.000*US0001M + 7.200%), 07/25/2036	648,316	0.0
3,543,250	(4)	Fannie Mae REMICS 2007-53 SX, 4.082%, (-1.000*US0001M + 6.100%), 06/25/2037	697,346	0.0
1,438,234		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,613,237	0.1
103,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	110,540	0.0
5,461,038	(4)	Fannie Mae REMICS 2011-149 ES, 3.982%, (-1.000*US0001M + 6.000%), 07/25/2041	706,252	0.0
1,180,640		Fannie Mae REMICS 2012-150 CS, 2.972%, (-1.500*US0001M + 6.000%), 01/25/2043	1,125,262	0.0
14,221,131	(4)	Fannie Mae REMICS 2016-93 SL, 4.632%, (-1.000*US0001M + 6.650%), 12/25/2046	2,598,098	0.1
2,153,825		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	2,212,268	0.1
463,751		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	477,162	0.0
2,487,393		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	2,539,638	0.1
14,574,192	(4)	Fannie Mae REMICS 2019-18 SA, 4.032%, (-1.000*US0001M + 6.050%), 05/25/2049	2,655,406	0.1
230,633	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 3.896%, 03/25/2035	189,243	0.0
512,326	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 4.550%, 02/25/2036	501,636	0.0
40,459	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 4.603%, 08/25/2035	33,996	0.0
1,449,205	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.038%, 03/25/2048	1,576,721	0.1
1,545,818	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.038%, 03/25/2048	1,656,796	0.1
2,028,886	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.038%, 03/25/2048	2,103,161	0.1
1,749,559	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.063%, 04/25/2048	1,863,547	0.1
2,533,111	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,611,291	0.1
5,601,736	(4)	Freddie Mac 2815 GS, 3.973%, (-1.000*US0001M + 6.000%), 03/15/2034	980,552	0.0
17,738,677		Freddie Mac 326 350, 3.500%, 03/15/2044	18,746,028	0.5
5,100		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	5,298	0.0
247,218		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	274,229	0.0
249,585		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	275,579	0.0
104,521		Freddie Mac REMIC Trust 2411 FJ, 2.378%, (US0001M + 0.350%), 12/15/2029	102,799	0.0
156,963		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	175,158	0.0
390,651		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	440,895	0.0
336,920		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	347,344	0.0
322,215		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	362,085	0.0
41		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/2030	41	0.0
282,044		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	318,287	0.0
376,539	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	84,407	0.0
462,486		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	529,654	0.0
1,039,580		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,176,177	0.0
901,145		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	997,377	0.0
1,052,465		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,166,398	0.0
6,134,072	(4)	Freddie Mac REMIC Trust 3045 DI, 4.703%, (-1.000*US0001M + 6.730%), 10/15/2035	1,215,449	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

3,552		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	3,548	0.0
2,771,805	(4)	Freddie Mac REMIC Trust 3064 SP, 4.573%, (-1.000*US0001M + 6.600%), 03/15/2035	201,002	0.0
416,360		Freddie Mac REMIC Trust 3065 DC, 13.778%, (-3.000*US0001M + 19.860%), 03/15/2035	580,052	0.0
908,754	(4)	Freddie Mac REMIC Trust 3102 IS, 17.133%, (-3.667*US0001M + 24.567%), 01/15/2036	475,048	0.0
3,383,366		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	3,749,901	0.1
1,881,627	(4)	Freddie Mac REMIC Trust 3170 SA, 4.573%, (-1.000*US0001M + 6.600%), 09/15/2033	361,723	0.0
1,180,281	(4)	Freddie Mac REMIC Trust 3171 PS, 4.458%, (-1.000*US0001M + 6.485%), 06/15/2036	197,133	0.0
1,646,819		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,866,264	0.1
405,861	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.276%, 03/15/2033	450,532	0.0
114,928		Freddie Mac REMIC Trust 3556 NT, 5.128%, (US0001M + 3.100%), 03/15/2038	117,621	0.0
7,140,138	(4)	Freddie Mac REMIC Trust 3589 SB, 4.173%, (-1.000*US0001M + 6.200%), 10/15/2039	1,331,871	0.0
1,243,033	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	172,587	0.0
7,391,360		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	8,352,048	0.2
2,614,506		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	2,975,169	0.1
469,420	(4)	Freddie Mac REMIC Trust 3710 SL, 3.973%, (-1.000*US0001M + 6.000%), 05/15/2036	8,184	0.0
1,363,892		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,549,250	0.0
1,143,269	(4)	Freddie Mac REMIC Trust 3752 WS, 4.573%, (-1.000*US0001M + 6.600%), 12/15/2039	53,218	0.0
1,107,529		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	1,218,479	0.0
5,000,000	(4)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	299,121	0.0
1,967,834		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	2,144,331	0.1
6,259,748	(4)	Freddie Mac REMIC Trust 3856 KS, 4.523%, (-1.000*US0001M + 6.550%), 05/15/2041	1,078,534	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,743,545	0.1
2,423,031	(4)	Freddie Mac REMIC Trust 3925 SD, 4.023%, (-1.000*US0001M + 6.050%), 07/15/2040	246,720	0.0
11,491,166	(4)	Freddie Mac REMIC Trust 3925 SL, 4.023%, (-1.000*US0001M + 6.050%), 01/15/2041	1,228,219	0.0
3,050,305	(4)	Freddie Mac REMIC Trust 3936 GS, 4.673%, (-1.000*US0001M + 6.700%), 11/15/2025	134,358	0.0
14,431,029	(4)	Freddie Mac REMIC Trust 3951 SN, 4.523%, (-1.000*US0001M + 6.550%), 11/15/2041	2,976,713	0.1
5,170,240	(4)	Freddie Mac REMIC Trust 3984 NS, 4.573%, (-1.000*US0001M + 6.600%), 01/15/2040	316,228	0.0
1,140,380		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,251,627	0.0
2,250,013		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	2,701,562	0.1
2,136,039	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	169,338	0.0
4,698,967	(4)	Freddie Mac REMIC Trust 4094 YS, 4.673%, (-1.000*US0001M + 6.700%), 04/15/2040	457,115	0.0
11,129,070	(4)	Freddie Mac REMIC Trust 4102 MS, 4.573%, (-1.000*US0001M + 6.600%), 09/15/2042	2,187,890	0.1
997,592	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	145,439	0.0
5,271,274		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,449,539	0.2
26,764,783		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	31,410,560	0.9

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

10,001,408	(4)	Freddie Mac REMIC Trust 4313 SD, 4.123%, (-1.000*US0001M + 6.150%), 03/15/2044	1,810,325	0.1
15,417,210	(4)	Freddie Mac REMIC Trust 4313 SE, 4.123%, (-1.000*US0001M + 6.150%), 03/15/2044	2,873,190	0.1
3,033,136	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	273,657	0.0
1,670,597	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	278,278	0.0
7,233,865		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,487,637	0.2
6,254,159	(4)	Freddie Mac REMIC Trust 4346 ST, 4.173%, (-1.000*US0001M + 6.200%), 07/15/2039	778,283	0.0
11,177,781		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,122,521	0.4
5,881,406	(4)	Freddie Mac REMIC Trust 4386 LS, 4.073%, (-1.000*US0001M + 6.100%), 09/15/2044	1,004,597	0.0
9,814,980	(4)	Freddie Mac REMICS 3284 CI, 4.093%, (-1.000*US0001M + 6.120%), 03/15/2037	1,907,372	0.1
16,695,715	(4)	Freddie Mac REMICS 4675 KS, 3.973%, (-1.000*US0001M + 6.000%), 04/15/2047	3,226,828	0.1
569,763		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	584,920	0.0
14,128,312		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	14,961,487	0.4
8,246,595		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,442,413	0.3
11,490,314	(4)	Freddie Mac Strips Series 311 S1, 3.923%, (-1.000*US0001M + 5.950%), 08/15/2043	2,129,441	0.1
941,715		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 6.018%, (US0001M + 4.000%), 08/25/2024	995,932	0.0
2,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.918%, (US0001M + 3.900%), 12/25/2027	2,080,412	0.1
3,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.718%, (US0001M + 4.700%), 04/25/2028	3,424,236	0.1
1,510,936		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 5.818%, (US0001M + 3.800%), 03/25/2025	1,555,627	0.0
1,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.695%, (US0001M + 5.550%), 07/25/2028	2,107,897	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 5.868%, (US0001M + 3.850%), 03/25/2029	530,725	0.0
9,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.518%, (US0001M + 2.500%), 03/25/2030	10,122,457	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 5.568%, (US0001M + 3.550%), 08/25/2029	1,051,323	0.0
6,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.668%, (US0001M + 2.650%), 12/25/2029	6,364,563	0.2
7,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.368%, (US0001M + 2.350%), 04/25/2030	7,088,036	0.2
6,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.818%, (US0001M + 1.800%), 07/25/2030	6,006,642	0.2
1,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.318%, (US0001M + 2.300%), 09/25/2030	1,314,072	0.0
305,067		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	366,885	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

461,217		Freddie Mac Structured Pass Through Certificates T-62 1A1, 3.646%, (12MTA + 1.200%), 10/25/2044	466,514	0.0
53,270		Freddie Mac-Ginnie Mae Series 27 FC, 3.875%, (PRIME + (1.375)%), 03/25/2024	54,016	0.0
1,408,420	(1),(3)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,426,834	0.0
12,515,634	(4)	Ginnie Mae 2007-35 KY, 4.423%, (-1.000*US0001M + 6.450%), 06/16/2037	2,362,265	0.1
995,492		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	972,589	0.0
1,057,403		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	1,054,108	0.0
429,783		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	406,369	0.0
458,316		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	453,582	0.0
954,376	(4)	Ginnie Mae Series 2005-7 AH, 4.743%, (-1.000*US0001M + 6.770%), 02/16/2035	169,859	0.0
90,616		Ginnie Mae Series 2007-37 S, 17.866%, (-3.667*US0001M + 25.300%), 04/16/2037	98,937	0.0
447,367		Ginnie Mae Series 2007-8 SP, 15.420%, (-3.242*US0001M + 22.049%), 03/20/2037	713,475	0.0
2,690,750	(4)	Ginnie Mae Series 2008-35 SN, 4.356%, (-1.000*US0001M + 6.400%), 04/20/2038	407,510	0.0
1,450,429	(4)	Ginnie Mae Series 2008-40 PS, 4.473%, (-1.000*US0001M + 6.500%), 05/16/2038	270,021	0.0
10,802,243	(4)	Ginnie Mae Series 2009-106 SU, 4.156%, (-1.000*US0001M + 6.200%), 05/20/2037	2,089,447	0.1
3,562,709	(4)	Ginnie Mae Series 2009-25 KS, 4.156%, (-1.000*US0001M + 6.200%), 04/20/2039	665,395	0.0
1,802,915		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,989,451	0.1
2,318,485		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,588,464	0.1
960,386	(4)	Ginnie Mae Series 2009-33 SN, 4.256%, (-1.000*US0001M + 6.300%), 05/20/2039	37,761	0.0
11,726,912		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,231,426	0.4
816,639	(4)	Ginnie Mae Series 2009-43 HS, 4.156%, (-1.000*US0001M + 6.200%), 06/20/2038	28,213	0.0
2,643,580	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	331,359	0.0
2,345,664	(4)	Ginnie Mae Series 2010-116 NS, 4.623%, (-1.000*US0001M + 6.650%), 09/16/2040	414,375	0.0
6,530,252	(4)	Ginnie Mae Series 2010-116 SK, 4.576%, (-1.000*US0001M + 6.620%), 08/20/2040	1,258,920	0.0
10,611,460	(4)	Ginnie Mae Series 2010-149 HS, 4.073%, (-1.000*US0001M + 6.100%), 05/16/2040	1,132,097	0.0
3,789,137	(4)	Ginnie Mae Series 2010-4 SP, 4.473%, (-1.000*US0001M + 6.500%), 01/16/2039	440,644	0.0
4,231,036		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	4,639,793	0.1
2,363,651	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	245,711	0.0
2,718,330	(4)	Ginnie Mae Series 2010-68 MS, 3.806%, (-1.000*US0001M + 5.850%), 06/20/2040	473,269	0.0
5,224,450	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,189,646	0.0
3,612,082	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	287,028	0.0
1,038,367	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	95,074	0.0
66,542		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	73,562	0.0
5,452,524	(4)	Ginnie Mae Series 2011-80 KS, 4.626%, (-1.000*US0001M + 6.670%), 06/20/2041	1,223,588	0.0
1,086,948	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	79,021	0.0
112,972		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	114,877	0.0
14,284,890	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	2,783,279	0.1
11,175,774	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	2,508,309	0.1
12,222,884		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	12,421,238	0.4

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

9,870,678	(4)	Ginnie Mae Series 2014-3 SU, 4.006%, (-1.000*US0001M + 6.050%), 07/20/2039	1,830,395	0.1
1,345,113		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,613,628	0.1
12,158,705	(4)	Ginnie Mae Series 2014-55 MS, 4.173%, (-1.000*US0001M + 6.200%), 04/16/2044	2,372,853	0.1
13,987,083	(4)	Ginnie Mae Series 2014-56 SP, 4.173%, (-1.000*US0001M + 6.200%), 12/16/2039	2,030,547	0.1
10,841,776	(4)	Ginnie Mae Series 2014-58 CS, 3.573%, (-1.000*US0001M + 5.600%), 04/16/2044	1,839,254	0.1
13,871,197	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	3,372,987	0.1
5,413,794	(4)	Ginnie Mae Series 2014-99 S, 3.556%, (-1.000*US0001M + 5.600%), 06/20/2044	1,045,519	0.0
3,901,753		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	4,009,484	0.1
4,756,414		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	4,918,322	0.1
4,359,602	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	4,431,468	0.1
2,647		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	2,829	0.0
68,452		HarborView Mortgage Loan Trust 2005-2 2A1A, 2.497%, (US0001M + 0.440%), 05/19/2035	66,704	0.0
275,987		HomeBanc Mortgage Trust 2004-1 2A, 2.878%, (US0001M + 0.860%), 08/25/2029	268,139	0.0
3,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.488%, (US0001M + 0.470%), 10/25/2035	3,034,696	0.1
3,321,799		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.228%, (US0001M + 0.210%), 04/25/2046	3,160,629	0.1
2,762,320		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.228%, (US0001M + 0.210%), 02/25/2046	2,386,732	0.1
14,447	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 4.683%, 02/25/2035	14,641	0.0
121,364	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 4.627%, 07/25/2035	124,856	0.0
3,581,591	(1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	3,626,680	0.1
4,459,775	(1),(3)	JP Morgan Mortgage Trust 2017-4 B1, 3.958%, 11/25/2048	4,770,886	0.1
1,636,615	(1),(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.958%, 11/25/2048	1,683,716	0.1
1,061,774	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.837%, 12/25/2048	1,092,018	0.0
1,641,205	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.757%, 06/25/2048	1,729,279	0.1
1,641,205	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.757%, 06/25/2048	1,701,958	0.1
2,027,371	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.757%, 06/25/2048	2,053,243	0.1
1,453,774	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.771%, 09/25/2048	1,523,992	0.0
1,308,710	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.788%, 10/25/2048	1,373,900	0.0
725,259	(1),(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	737,639	0.0
1,375,955	(1),(3)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	1,400,471	0.0
1,618,852	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,658,627	0.1
5,198,589,974	(1),(4)	L Street Securities 2017-PM1 XIO, 4.277%, 10/25/2048	5,973,180	0.2
9,206,571	(4)	Lehman Mortgage Trust 2006-9 2A5, 4.602%, (-1.000*US0001M + 6.620%), 01/25/2037	2,506,249	0.1
2,679,376		Lehman XS Trust Series 2005-5N 1A2, 2.378%, (US0001M + 0.360%), 11/25/2035	2,580,201	0.1
83,726	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 4.245%, 05/25/2033	85,626	0.0
548,992		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.398%, (US0001M + 0.380%), 08/25/2035	553,114	0.0
3,199		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 2.268%, (US0001M + 0.250%), 11/25/2035	3,222	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

30,677		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.268%, (US0001M + 0.250%), 11/25/2035	29,456	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.818%, (US0001M + 1.800%), 09/25/2035	1,966,607	0.1
1,611,497		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,333,403	0.0
1,658,751	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,777,191	0.1
20,429	(1),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	21,041	0.0
816,845		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	759,094	0.0
312,104	(3)	Provident Funding Mortgage Loan Trust 2005-2 3A, 4.708%, 10/25/2035	317,787	0.0
1,179,033	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 2.395%, (US0001M + 0.250%), 02/26/2037	1,179,461	0.0
1,510		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,571	0.0
61,572		Sequoia Mortgage Trust 2003-4 2A1, 2.394%, (US0001M + 0.350%), 07/20/2033	60,807	0.0
39,772	(3)	Sequoia Mortgage Trust 2005-4 2A1, 4.776%, 04/20/2035	42,068	0.0
1,351,358	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.938%, 10/25/2044	1,405,441	0.0
1,330,051	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.862%, 11/25/2044	1,375,485	0.0
1,155,905	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.739%, 05/25/2045	1,141,089	0.0
1,267,413	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.711%, 07/25/2045	1,274,360	0.0
2,900,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,091,053	0.1
1,348,880	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,375,272	0.0
4,849,842	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.496%, 02/25/2048	5,230,491	0.2
1,500,000	(1),(3)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	1,519,765	0.0
3,221,064	(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	3,363,695	0.1
60,609	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 4.159%, 08/25/2035	61,800	0.0
1,244,083	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 4.278%, 04/25/2035	1,203,531	0.0
267,980		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.307%, (US0001M + 0.250%), 07/19/2035	265,469	0.0
119,638		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.307%, (US0001M + 0.250%), 07/19/2035	119,286	0.0
387,065	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 4.287%, 10/25/2046	394,083	0.0
1,200,000	(1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,200,724	0.0
1,300,000	(1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,311,697	0.0
1,912,430	(1),(5)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	1,915,240	0.1
8,855		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.405%, (COF 11 + 1.250%), 02/27/2034	8,852	0.0
31,405		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 3.846%, (12MTA + 1.400%), 08/25/2042	30,853	0.0
40,888		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 2.658%, (US0001M + 0.640%), 01/25/2045	40,786	0.0
935,220	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.303%, 10/25/2036	881,209	0.0
350,987		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.655%, (COF 11 + 1.500%), 07/25/2046	341,408	0.0
67,255,021	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.856%, 08/25/2045	2,843,051	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

2,100,516		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.508%, (US0001M + 0.490%), 10/25/2045	2,103,333	0.1
791,999	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.869%, 10/25/2036	780,833	0.0
1,472,143	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.831%, 12/25/2036	1,393,935	0.0
2,674,358	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.881%, 08/25/2046	2,598,267	0.1
3,365,886	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.536%, 04/25/2037	3,103,046	0.1
2,162,861	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.598%, 07/25/2037	1,982,534	0.1
3,116,344		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	2,909,764	0.1
277,431		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	275,966	0.0
1,955,575		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 2.118%, (US0001M + 0.100%), 12/25/2036	1,376,791	0.0
4,594,428		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.406%, (12MTA + 0.960%), 08/25/2046	3,463,926	0.1
1,974,681		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.448%, (US0001M + 0.430%), 06/25/2037	1,632,570	0.1
36,333	(3)	Wells Fargo Mortgage Backed Securities 2004-CC A1, 4.984%, 01/25/2035	37,689	0.0
57,498	(3)	Wells Fargo Mortgage Backed Securities 2004-EE 2A1, 4.945%, 12/25/2034	59,873	0.0
183,947	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 5.094%, 05/25/2035	191,678	0.0
65,221	(3)	Wells Fargo Mortgage Backed Securities 2005-AR9 2A1, 4.658%, 10/25/2033	67,068	0.0
941,789	(3)	Wells Fargo Mortgage Backed Securities 2006-AR2 2A5, 4.991%, 03/25/2036	944,936	0.0
492,795	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.220%, 04/25/2036	489,877	0.0
1,063,519	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.784%, 08/20/2045	1,079,881	0.0

	Total Collateralized Mortgage Obligations
	(Cost $670,634,160)		697,970,534	19.4

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	664,875	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	277,842	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	486,678	0.0
100,000		State of California, 7.700%, 11/01/2030	106,096	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	260,562	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	453,837	0.0

	Total Municipal Bonds
	(Cost $1,602,459)		2,249,890	0.1

U.S. TREASURY OBLIGATIONS: 5.6%
		Treasury Inflation Indexed Protected Securities: 3.0%
108,558,016		0.250%,07/15/2029	109,793,261	3.0

		U.S. Treasury Bonds: 0.7%
20,557,000		2.875%,05/15/2049	24,000,297	0.7

		U.S. Treasury Notes: 1.9%
11,000	(2)	1.500%,08/31/2021	10,969	0.0
10,245,000		1.625%,09/30/2026	10,245,024	0.3
9,176,000	(2)	1.625%,08/15/2029	9,137,289	0.3
14,635,000		1.500%,09/30/2021	14,598,208	0.4
12,238,000		1.500%,09/15/2022	12,216,488	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

22,415,000	1.500%,09/30/2024	22,337,209	0.6
		68,545,187	1.9

	Total U.S. Treasury Obligations
	(Cost $202,234,699)	202,338,745	5.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.1%
		Federal Home Loan Mortgage Corporation: 5.5%(6)
1,075,563	2.500%,05/01/2030	1,091,534	0.0
1,467,445	2.500%,05/01/2030	1,487,924	0.1
1,692,638	2.500%,06/01/2030	1,716,279	0.1
5,736,877	3.000%,03/01/2045	5,893,128	0.2
5,353,704	3.000%,03/01/2045	5,512,750	0.2
4,644,972	3.000%,04/01/2045	4,782,967	0.1
4,322,627	3.000%,04/01/2045	4,440,313	0.1
13,213,017	3.000%,10/01/2046	13,548,669	0.4
10,068,746	3.000%,10/01/2046	10,368,098	0.3
11,261,166	3.000%,03/01/2048	11,546,586	0.3
18,521,477	3.000%,08/01/2048	18,968,124	0.5
2,076,794	3.500%,08/01/2042	2,183,944	0.1
12,573,435	3.500%,01/01/2045	13,111,100	0.4
4,904,860	3.500%,03/01/2045	5,138,256	0.2
1,062,482	3.500%,04/01/2045	1,113,046	0.0
446,961	3.500%,05/01/2045	458,920	0.0
1,948,321	3.500%,05/01/2045	2,041,146	0.1
933,440	3.500%,06/01/2045	977,980	0.0
1,118,830	3.500%,07/01/2045	1,172,213	0.0
1,324,030	3.500%,07/01/2045	1,387,208	0.1
2,242,245	3.500%,08/01/2045	2,348,940	0.1
754,404	3.500%,08/01/2045	782,027	0.0
877,725	3.500%,08/01/2045	921,913	0.0
1,287,031	3.500%,08/01/2045	1,348,234	0.0
1,040,888	3.500%,08/01/2045	1,090,274	0.0
1,037,931	3.500%,09/01/2045	1,087,252	0.0
3,287,171	3.500%,09/01/2045	3,443,301	0.1
1,622,958	3.500%,09/01/2045	1,700,117	0.1
1,826,542	3.500%,11/01/2045	1,913,469	0.1
8,887,454	3.500%,12/01/2046	9,274,385	0.3
22,726,774	3.500%,03/01/2048	23,905,902	0.7
80,397	3.820%, (US0012M + 1.345%),09/01/2035	83,311	0.0
2,192,392	4.000%,10/01/2041	2,344,970	0.1
365,333	4.000%,11/01/2041	379,520	0.0
2,783,837	4.000%,12/01/2041	2,977,891	0.1
539,885	4.000%,07/01/2045	570,391	0.0
296,142	4.000%,09/01/2045	312,767	0.0
6,174,264	4.000%,09/01/2045	6,497,068	0.2
4,164,799	4.000%,09/01/2045	4,401,846	0.1
3,368,602	4.000%,09/01/2045	3,556,731	0.1
4,639,041	4.000%,05/01/2047	4,864,943	0.1
1,192,586	4.000%,11/01/2047	1,252,226	0.0
1,032,471	4.000%,03/01/2048	1,081,171	0.0
1,910,954	4.000%,06/01/2048	2,058,631	0.1
10,617	4.500%,06/01/2039	11,511	0.0
32,967	4.500%,09/01/2040	35,754	0.0
105,435	4.500%,03/01/2041	114,336	0.0
873,013	4.500%,08/01/2041	947,031	0.0
949,438	4.500%,08/01/2041	1,029,964	0.0
300,678	4.500%,09/01/2041	322,470	0.0
421,004	4.500%,09/01/2041	456,708	0.0
766,352	4.500%,09/01/2041	831,156	0.0
1,952,363	4.500%,09/01/2041	2,117,972	0.1
638,096	4.579%, (US0012M + 1.721%),06/01/2035	671,853	0.0
2,965	4.616%, (H15T1Y + 2.210%),06/01/2024	3,096	0.0
23,430	4.675%, (H15T1Y + 2.250%),11/01/2035	24,659	0.0
12,679	4.689%, (H15T1Y + 2.250%),11/01/2031	13,345	0.0
199,720	4.722%, (H15T1Y + 2.462%),01/01/2029	205,846	0.0
5,114	4.763%, (H15T1Y + 2.250%),04/01/2032	5,390	0.0
2,943	4.891%, (H15T1Y + 2.250%),03/01/2036	3,113	0.0
33,741	5.000%,05/01/2028	36,112	0.0
141,438	5.000%,05/01/2035	156,383	0.0
446,871	5.000%,01/01/2041	494,102	0.0
431,280	5.000%,04/01/2041	477,376	0.0
6,366	5.500%,11/01/2021	6,883	0.0
29,040	5.500%,03/01/2023	31,399	0.0
9,022	5.500%,05/01/2023	9,757	0.0
13,930	5.500%,03/01/2034	15,770	0.0
4,162	5.500%,05/01/2036	4,566	0.0
97,890	5.500%,06/01/2036	110,839	0.0
10,704	5.500%,12/01/2036	12,114	0.0
58,762	5.500%,03/01/2037	66,401	0.0
16,755	5.500%,04/01/2037	18,932	0.0
84,512	5.500%,05/01/2037	95,578	0.0
160,217	5.500%,07/01/2037	180,405	0.0
17,664	5.500%,09/01/2037	19,116	0.0
13,190	5.500%,09/01/2037	14,936	0.0
13,813	5.500%,10/01/2037	15,571	0.0
53,876	5.500%,11/01/2037	60,896	0.0
40,211	5.500%,12/01/2037	45,319	0.0
151,108	5.500%,12/01/2037	170,595	0.0
11,248	5.500%,01/01/2038	12,712	0.0
12,549	5.500%,01/01/2038	14,163	0.0
111,484	5.500%,02/01/2038	125,963	0.0
151,461	5.500%,02/01/2038	171,146	0.0
80,510	5.500%,03/01/2038	90,974	0.0
131,021	5.500%,04/01/2038	147,952	0.0
71,978	5.500%,05/01/2038	81,170	0.0
12,068	5.500%,05/01/2038	13,629	0.0
75,612	5.500%,06/01/2038	85,266	0.0
267,930	5.500%,06/01/2038	302,640	0.0
268,054	5.500%,07/01/2038	302,801	0.0
52,409	5.500%,08/01/2038	59,150	0.0
14,660	5.500%,08/01/2038	16,519	0.0
63,374	5.500%,09/01/2038	71,535	0.0
60,629	5.500%,10/01/2038	68,509	0.0
53,493	5.500%,10/01/2038	60,425	0.0
5,995	5.500%,11/01/2038	6,768	0.0
166,331	5.500%,11/01/2038	187,512	0.0
13,290	5.500%,12/01/2038	14,988	0.0
20,267	5.500%,12/01/2038	22,931	0.0
48,269	5.500%,01/01/2039	54,483	0.0
99,633	5.500%,03/01/2039	112,510	0.0
37,678	5.500%,07/01/2039	42,569	0.0
26,760	5.500%,12/01/2039	30,217	0.0
163,829	5.500%,03/01/2040	185,033	0.0
113,725	5.500%,08/01/2040	128,407	0.0
57,826	5.500%,08/01/2040	65,292	0.0
39,544	5.500%,08/01/2040	42,844	0.0
593,091	6.000%,09/01/2027	656,102	0.0
14,167	6.000%,02/01/2029	15,663	0.0
11,217	6.000%,05/01/2035	12,924	0.0
402,941	6.000%,03/01/2037	464,636	0.0
4,410	6.000%,05/01/2037	5,066	0.0
50,339	6.000%,07/01/2037	57,888	0.0
59,439	6.000%,08/01/2037	68,497	0.0
18,981	6.000%,08/01/2037	21,830	0.0
339,138	6.000%,09/01/2037	385,252	0.0
878	6.000%,10/01/2037	1,012	0.0
16,062	6.000%,11/01/2037	18,510	0.0
9,804	6.000%,12/01/2037	10,990	0.0
2,139	6.000%,12/01/2037	2,373	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

450,480		6.000%,01/01/2038	511,808	0.0
1,805		6.000%,04/01/2038	2,079	0.0
10,371		6.000%,06/01/2038	11,697	0.0
1,336		6.000%,07/01/2038	1,538	0.0
42,264		6.000%,08/01/2038	48,519	0.0
68,483		6.000%,11/01/2038	78,820	0.0
13,089		6.000%,05/01/2039	14,635	0.0
18,036		6.000%,08/01/2039	20,428	0.0
3,520		6.000%,09/01/2039	3,914	0.0
1,053,749		6.500%,09/01/2034	1,198,468	0.0
			200,105,476	5.5

		Federal National Mortgage Association: 0.1%(6)
4,704		3.486%, (COF 11 + 1.251%),05/01/2036	4,747	0.0
70,168		3.668%, (US0006M + 1.373%),09/01/2035	71,790	0.0
76,558		3.683%, (12MTA + 1.200%),08/01/2042	78,216	0.0
38,902		3.683%, (12MTA + 1.200%),08/01/2042	39,702	0.0
32,853		3.683%, (12MTA + 1.200%),10/01/2044	33,587	0.0
50,949		3.683%, (12MTA + 1.200%),10/01/2044	51,983	0.0
146,530		3.773%, (US0001M + 1.422%),02/01/2033	149,658	0.0
33,316		3.928%, (US0012M + 1.444%),08/01/2035	34,698	0.0
170,473		4.016%, (US0012M + 1.486%),07/01/2035	177,287	0.0
386,930		4.072%, (H15T1Y + 1.711%),08/01/2035	402,368	0.1
59,387		4.225%, (COF 11 + 1.926%),12/01/2036	61,565	0.0
110,078		4.309%, (US0012M + 1.681%),10/01/2035	114,575	0.0
185,190		4.479%, (H15T1Y + 2.175%),10/01/2035	193,966	0.0
157,467		4.533%, (US0012M + 1.661%),10/01/2035	165,245	0.0
106,266		4.568%, (US0012M + 1.480%),04/01/2035	112,015	0.0
2,505		4.621%, (H15T1Y + 2.215%),09/01/2031	2,600	0.0
274,869		4.685%, (US0012M + 1.810%),09/01/2034	289,892	0.0
153,741		4.704%, (US0012M + 1.610%),02/01/2034	160,730	0.0
28,393		4.800%, (US0012M + 1.675%),02/01/2035	29,559	0.0
8,996		4.835%, (H15T1Y + 2.210%),04/01/2032	9,100	0.0
			2,183,283	0.1

		Government National Mortgage Association: 2.1%
8,856,496		3.000%,01/20/2048	9,104,668	0.3
5,386,971		3.500%,07/20/2046	5,660,354	0.2
1,331,140		3.500%,07/20/2047	1,384,308	0.0
13,206,790		3.500%,12/20/2047	13,907,718	0.4
6,379,981		3.500%,01/20/2048	6,703,970	0.2
1,038,230		4.000%,11/20/2040	1,106,726	0.0
2,218,969		4.000%,03/20/2046	2,343,890	0.1
25,600,000	(7)	4.000%,11/20/2049	26,618,000	0.8
1,459,988		4.500%,08/20/2041	1,595,741	0.1
17,884		5.000%,11/15/2035	19,332	0.0
7,367		5.000%,11/15/2035	7,957	0.0
8,748		5.000%,11/15/2035	9,364	0.0
10,736		5.000%,11/15/2035	11,903	0.0
60,434		5.000%,06/15/2037	64,699	0.0
41,606		5.000%,03/15/2038	46,767	0.0
245,371		5.000%,03/15/2038	275,897	0.0
9,012		5.000%,06/15/2038	9,967	0.0
2,555		5.000%,07/15/2038	2,778	0.0
3,340		5.000%,09/15/2038	3,758	0.0
36,730		5.000%,11/15/2038	40,732	0.0
54,651		5.000%,11/15/2038	61,478	0.0
17,863		5.000%,12/15/2038	20,082	0.0
108,748		5.000%,12/15/2038	122,226	0.0
1,201,593		5.000%,12/15/2038	1,351,734	0.0
134,389		5.000%,01/15/2039	145,041	0.0
1,156,982		5.000%,01/15/2039	1,284,157	0.0
88,609		5.000%,01/15/2039	99,600	0.0
56,346		5.000%,02/15/2039	62,484	0.0
137,599		5.000%,02/15/2039	154,575	0.0
109,760		5.000%,02/15/2039	123,411	0.0
109,149		5.000%,03/15/2039	122,724	0.0
3,181		5.000%,03/15/2039	3,573	0.0
165,548		5.000%,03/15/2039	186,185	0.0
241,443		5.000%,03/15/2039	271,559	0.0
129,006		5.000%,04/15/2039	145,093	0.0
643		5.000%,05/15/2039	688	0.0
76,302		5.000%,05/15/2039	85,720	0.0
226,758		5.000%,05/15/2039	254,866	0.0
100,100		5.000%,07/15/2039	112,482	0.0
90,876		5.000%,09/15/2039	102,089	0.0
12,481		5.000%,11/15/2039	14,029	0.0
2,613		5.000%,04/15/2040	2,935	0.0
18,991		5.000%,06/15/2040	21,350	0.0
221,851		5.000%,09/15/2040	237,462	0.0
39,204		5.000%,09/15/2040	44,086	0.0
94,055		5.000%,10/15/2040	105,257	0.0
50,191		5.000%,05/15/2042	53,723	0.0
486,715		5.000%,02/20/2043	538,653	0.0
1,093,603	(3)	5.140%,10/20/2060	1,097,811	0.0
305,316	(3)	5.310%,10/20/2060	307,891	0.0
51,776	(3)	5.500%,03/20/2060	52,995	0.0
			76,104,488	2.1

		Uniform Mortgage-Backed Security: 12.4%
85,504,000	(7)	3.000%,11/25/2049	86,759,839	2.4
10,191,000	(7)	3.500%,10/25/2049	10,456,523	0.3
18,342,000	(7)	4.500%,10/25/2049	19,317,852	0.6
2,302,013		2.500%,05/01/2030	2,331,737	0.1
3,669,361		2.500%,06/01/2030	3,712,014	0.1
5,286,202		2.500%,06/01/2030	5,347,648	0.2
2,146,082		2.500%,07/01/2030	2,171,019	0.1
4,590,310		3.000%,08/01/2030	4,725,925	0.1
2,644,717		3.000%,09/01/2030	2,725,373	0.1
6,207,888		3.000%,04/01/2034	6,350,206	0.2
14,476,760		3.000%,07/01/2043	14,926,028	0.4
1,421,733		3.000%,08/01/2043	1,466,696	0.1
3,473,728		3.000%,09/01/2043	3,581,377	0.1
10,646,198		3.000%,04/01/2045	10,956,482	0.3
6,830,385		3.000%,08/01/2046	7,029,619	0.2
861,357		3.000%,09/01/2046	882,742	0.0
12,103,879		3.000%,01/01/2047	12,393,228	0.4
1,305,949		3.500%,12/01/2041	1,372,382	0.1
888,362		3.500%,08/01/2042	933,672	0.0
348,025		3.500%,08/01/2042	366,629	0.0
1,572,409		3.500%,10/01/2042	1,652,554	0.1
890,870		3.500%,10/01/2042	936,231	0.0
452,689		3.500%,03/01/2043	475,775	0.0
4,213,637		3.500%,01/01/2046	4,438,462	0.1
6,031,905		3.500%,02/01/2046	6,353,817	0.2
29,639,554		3.500%,08/01/2046	31,221,322	0.9
5,066,442		3.500%,08/01/2046	5,336,840	0.2
8,941,688		3.500%,09/01/2047	9,240,968	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

14,126,204	3.500	%,07/01/2048	14,836,701	0.4
8,000,000	3.500	%,10/01/2049	8,450,000	0.2
13,545	4.000	%,07/01/2021	14,169	0.0
3,755,683	4.000	%,09/01/2026	3,913,972	0.1
6,685	4.000	%,05/01/2029	6,937	0.0
47,430	4.000	%,11/01/2030	50,255	0.0
25,028	4.000	%,02/01/2031	26,521	0.0
13,193	4.000	%,10/01/2031	13,982	0.0
10,115,485	4.000	%,12/01/2039	10,806,447	0.3
1,609,563	4.000	%,07/01/2042	1,720,747	0.1
446,168	4.000	%,07/01/2042	477,028	0.0
4,322,382	4.000	%,07/01/2042	4,621,341	0.1
740,377	4.000	%,08/01/2042	790,213	0.0
178,282	4.000	%,08/01/2042	185,107	0.0
1,209,496	4.000	%,08/01/2042	1,293,150	0.1
3,048,655	4.000	%,08/01/2043	3,259,295	0.1
5,332,388	4.000	%,09/01/2043	5,712,170	0.2
525,984	4.000	%,10/01/2043	560,312	0.0
268,613	4.000	%,10/01/2043	286,179	0.0
7,704,027	4.000	%,01/01/2045	8,350,115	0.3
1,068,101	4.000	%,06/01/2045	1,128,616	0.1
1,192,588	4.000	%,07/01/2045	1,267,661	0.1
4,458,387	4.000	%,07/01/2045	4,775,956	0.2
8,453,130	4.000	%,02/01/2046	8,952,396	0.3
976,177	4.000	%,03/01/2048	1,018,814	0.0
2,364,992	4.000	%,03/01/2048	2,470,483	0.1
12,977,520	4.000	%,09/01/2048	13,627,187	0.4
276	4.500	%,01/01/2020	284	0.0
52,435	4.500	%,10/01/2025	55,154	0.0
1,189,943	4.500	%,07/01/2026	1,239,862	0.1
689,422	4.500	%,04/01/2029	734,896	0.0
131,271	4.500	%,06/01/2029	139,927	0.0
10,747	4.500	%,06/01/2029	11,457	0.0
138,935	4.500	%,07/01/2029	148,101	0.0
2,945	4.500	%,10/01/2029	3,140	0.0
14,668	4.500	%,06/01/2030	15,723	0.0
531,833	4.500	%,10/01/2030	570,454	0.0
139,580	4.500	%,02/01/2031	150,067	0.0
92,724	4.500	%,05/01/2031	99,692	0.0
64,765	4.500	%,10/01/2033	69,723	0.0
29,709	4.500	%,01/01/2034	32,118	0.0
7,007	4.500	%,07/01/2034	7,577	0.0
4,603	4.500	%,09/01/2035	4,983	0.0
29,125	4.500	%,09/01/2035	31,489	0.0
61,905	4.500	%,11/01/2035	67,020	0.0
143,074	4.500	%,02/01/2036	150,533	0.0
115,449	4.500	%,01/01/2037	125,023	0.0
58,321	4.500	%,09/01/2037	63,001	0.0
4,047	4.500	%,02/01/2038	4,365	0.0
31,920	4.500	%,01/01/2039	34,506	0.0
2,181	4.500	%,02/01/2039	2,296	0.0
61,960	4.500	%,02/01/2039	67,076	0.0
28,432	4.500	%,04/01/2039	30,767	0.0
105,206	4.500	%,04/01/2039	113,773	0.0
122,077	4.500	%,04/01/2039	132,219	0.0
125,195	4.500	%,05/01/2039	135,470	0.0
7,166	4.500	%,05/01/2039	7,760	0.0
141,483	4.500	%,05/01/2039	153,065	0.0
1,591,882	4.500	%,05/01/2039	1,724,585	0.1
159,307	4.500	%,05/01/2039	172,351	0.0
23,257	4.500	%,05/01/2039	25,188	0.0
627	4.500	%,05/01/2039	671	0.0
7,821	4.500	%,06/01/2039	8,470	0.0
150,190	4.500	%,06/01/2039	162,471	0.0
29,661	4.500	%,07/01/2039	32,131	0.0
88,188	4.500	%,07/01/2039	95,562	0.0
74,569	4.500	%,07/01/2039	80,788	0.0
140,254	4.500	%,08/01/2039	151,918	0.0
105,986	4.500	%,08/01/2039	114,825	0.0
471,770	4.500	%,08/01/2039	511,094	0.0
211,931	4.500	%,08/01/2039	229,588	0.0
308,650	4.500	%,09/01/2039	334,386	0.0
304,765	4.500	%,10/01/2039	330,169	0.0
127,965	4.500	%,11/01/2039	136,466	0.0
20,834	4.500	%,11/01/2039	22,570	0.0
9,164	4.500	%,12/01/2039	9,935	0.0
16,223	4.500	%,12/01/2039	17,333	0.0
3,921	4.500	%,01/01/2040	4,130	0.0
798,462	4.500	%,01/01/2040	865,377	0.0
154,962	4.500	%,02/01/2040	167,968	0.0
325,851	4.500	%,02/01/2040	353,198	0.0
1,270,847	4.500	%,04/01/2040	1,376,867	0.1
105,080	4.500	%,04/01/2040	113,881	0.0
229,291	4.500	%,05/01/2040	243,841	0.0
38,655	4.500	%,05/01/2040	40,806	0.0
136,891	4.500	%,06/01/2040	148,333	0.0
555,499	4.500	%,06/01/2040	601,922	0.0
73,398	4.500	%,06/01/2040	79,551	0.0
6,546	4.500	%,06/01/2040	7,096	0.0
229,337	4.500	%,06/01/2040	248,612	0.0
225,468	4.500	%,07/01/2040	244,312	0.0
136,081	4.500	%,07/01/2040	147,500	0.0
72,182	4.500	%,07/01/2040	78,228	0.0
9,383	4.500	%,08/01/2040	10,072	0.0
72,736	4.500	%,08/01/2040	78,855	0.0
38,309	4.500	%,08/01/2040	41,527	0.0
178,489	4.500	%,08/01/2040	193,461	0.0
161,623	4.500	%,08/01/2040	175,143	0.0
246,413	4.500	%,08/01/2040	267,100	0.0
4,178	4.500	%,08/01/2040	4,529	0.0
20,156	4.500	%,09/01/2040	21,231	0.0
109,957	4.500	%,09/01/2040	116,158	0.0
390,930	4.500	%,09/01/2040	423,799	0.0
29,425	4.500	%,09/01/2040	31,896	0.0
34,078	4.500	%,09/01/2040	36,945	0.0
59,682	4.500	%,09/01/2040	64,695	0.0
37,533	4.500	%,09/01/2040	40,572	0.0
247,554	4.500	%,10/01/2040	268,351	0.0
272,735	4.500	%,10/01/2040	295,639	0.0
74,000	4.500	%,10/01/2040	80,199	0.0
160,096	4.500	%,10/01/2040	173,534	0.0
89,202	4.500	%,10/01/2040	96,696	0.0
802,694	4.500	%,11/01/2040	870,069	0.0
1,518,754	4.500	%,11/01/2040	1,646,406	0.1
137,846	4.500	%,11/01/2040	149,408	0.0
521,650	4.500	%,11/01/2040	554,727	0.0
101,113	4.500	%,11/01/2040	109,607	0.0
283,423	4.500	%,12/01/2040	307,255	0.0
62,541	4.500	%,12/01/2040	67,795	0.0
220,854	4.500	%,12/01/2040	239,950	0.0
152,335	4.500	%,12/01/2040	165,130	0.0
6,244	4.500	%,12/01/2040	6,769	0.0
41,324	4.500	%,12/01/2040	44,795	0.0
75,171	4.500	%,12/01/2040	81,487	0.0
46,825	4.500	%,12/01/2040	50,763	0.0
66,377	4.500	%,12/01/2040	71,960	0.0
402,618	4.500	%,01/01/2041	436,426	0.0
36,622	4.500	%,01/01/2041	39,702	0.0
283,683	4.500	%,01/01/2041	307,516	0.0
873,286	4.500	%,01/01/2041	946,429	0.0
81,959	4.500	%,01/01/2041	88,837	0.0
156,528	4.500	%,02/01/2041	169,684	0.0
166,531	4.500	%,02/01/2041	180,544	0.0
82,034	4.500	%,02/01/2041	87,488	0.0
108,507	4.500	%,02/01/2041	117,635	0.0
51,717	4.500	%,02/01/2041	56,048	0.0
105,622	4.500	%,03/01/2041	113,193	0.0
176,300	4.500	%,03/01/2041	191,115	0.0
136,244	4.500	%,03/01/2041	146,024	0.0
60,914	4.500	%,03/01/2041	66,044	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

311,780	4.500	%,03/01/2041	337,463	0.0
52,931	4.500	%,03/01/2041	57,261	0.0
9,270	4.500	%,03/01/2041	10,048	0.0
108,982	4.500	%,03/01/2041	115,234	0.0
55,237	4.500	%,03/01/2041	59,881	0.0
472,551	4.500	%,04/01/2041	512,352	0.0
73,915	4.500	%,04/01/2041	80,137	0.0
827,267	4.500	%,04/01/2041	896,856	0.0
36,468	4.500	%,04/01/2041	38,411	0.0
15,466	4.500	%,04/01/2041	16,290	0.0
232,722	4.500	%,04/01/2041	248,179	0.0
10,718	4.500	%,04/01/2041	11,618	0.0
169,372	4.500	%,04/01/2041	178,382	0.0
1,040,037	4.500	%,05/01/2041	1,127,648	0.1
59,971	4.500	%,05/01/2041	63,756	0.0
33,003	4.500	%,05/01/2041	35,774	0.0
374,502	4.500	%,05/01/2041	405,875	0.0
6,140	4.500	%,05/01/2041	6,657	0.0
739,996	4.500	%,05/01/2041	803,929	0.0
50,474	4.500	%,05/01/2041	54,711	0.0
738,465	4.500	%,05/01/2041	800,621	0.0
11,248	4.500	%,05/01/2041	12,192	0.0
25,523	4.500	%,06/01/2041	27,673	0.0
52,404	4.500	%,06/01/2041	55,203	0.0
477,923	4.500	%,06/01/2041	518,180	0.0
87,403	4.500	%,07/01/2041	93,638	0.0
65,606	4.500	%,07/01/2041	71,131	0.0
11,131	4.500	%,07/01/2041	12,069	0.0
72,021	4.500	%,07/01/2041	78,259	0.0
4,035	4.500	%,07/01/2041	4,375	0.0
57,392	4.500	%,07/01/2041	61,041	0.0
277,735	4.500	%,07/01/2041	301,131	0.0
26,086	4.500	%,07/01/2041	28,278	0.0
314,519	4.500	%,08/01/2041	331,273	0.0
247,932	4.500	%,08/01/2041	263,688	0.0
36,236	4.500	%,08/01/2041	39,281	0.0
212,088	4.500	%,08/01/2041	229,953	0.0
78,006	4.500	%,08/01/2041	82,873	0.0
87,345	4.500	%,08/01/2041	92,896	0.0
256,971	4.500	%,08/01/2041	278,614	0.0
513,584	4.500	%,08/01/2041	559,036	0.0
997,937	4.500	%,09/01/2041	1,082,000	0.0
10,585	4.500	%,09/01/2041	11,477	0.0
31,374	4.500	%,09/01/2041	34,016	0.0
211,261	4.500	%,09/01/2041	229,039	0.0
79,686	4.500	%,10/01/2041	86,390	0.0
241,223	4.500	%,10/01/2041	261,545	0.0
37,672	4.500	%,10/01/2041	40,842	0.0
47,684	4.500	%,10/01/2041	50,230	0.0
349,527	4.500	%,10/01/2041	378,950	0.0
707,711	4.500	%,10/01/2041	765,112	0.0
1,455,026	4.500	%,10/01/2041	1,564,103	0.1
1,502,421	4.500	%,10/01/2041	1,605,820	0.1
9,804	4.500	%,11/01/2041	10,629	0.0
568,175	4.500	%,11/01/2041	616,035	0.0
384,225	4.500	%,12/01/2041	416,591	0.0
1,264,679	4.500	%,12/01/2041	1,370,512	0.1
53,861	4.500	%,01/01/2042	58,394	0.0
81,624	4.500	%,01/01/2042	86,808	0.0
22,283	4.500	%,01/01/2042	24,154	0.0
11,160	4.500	%,03/01/2042	11,755	0.0
88,189	4.500	%,03/01/2042	93,818	0.0
104,766	4.500	%,04/01/2042	111,971	0.0
12,431	4.500	%,06/01/2042	13,259	0.0
11,336	4.500	%,08/01/2042	12,290	0.0
9,408	4.500	%,09/01/2042	9,981	0.0
6,955	4.500	%,01/01/2043	7,326	0.0
14,522	4.500	%,12/01/2043	15,676	0.0
769,931	4.500	%,04/01/2047	816,503	0.0
148,001	4.500	%,05/01/2047	156,338	0.0
445,479	4.500	%,05/01/2047	474,610	0.0
799,558	4.500	%,06/01/2047	845,244	0.0
795,945	4.500	%,06/01/2047	842,874	0.0
1,097,519	4.500	%,07/01/2047	1,160,988	0.1
496,612	4.500	%,07/01/2047	525,014	0.0
734,383	4.500	%,08/01/2047	776,285	0.0
846	5.000	%,04/01/2023	905	0.0
1,255	5.000	%,12/01/2023	1,343	0.0
69,490	5.000	%,04/01/2026	74,699	0.0
89,732	5.000	%,05/01/2026	95,969	0.0
71,688	5.000	%,08/01/2027	76,644	0.0
23,310	5.000	%,04/01/2028	24,924	0.0
159,325	5.000	%,05/01/2033	170,555	0.0
328,682	5.000	%,06/01/2033	363,102	0.0
27,318	5.000	%,08/01/2033	30,170	0.0
396,285	5.000	%,09/01/2033	437,716	0.0
95,274	5.000	%,02/01/2034	105,245	0.0
193,788	5.000	%,03/01/2034	214,058	0.0
57,677	5.000	%,06/01/2034	63,706	0.0
12,008	5.000	%,11/01/2034	13,257	0.0
446,425	5.000	%,02/01/2035	493,074	0.0
461,023	5.000	%,03/01/2035	509,286	0.0
31,140	5.000	%,04/01/2035	34,204	0.0
13,736	5.000	%,05/01/2035	15,172	0.0
1,670,315	5.000	%,07/01/2035	1,845,051	0.1
119,811	5.000	%,08/01/2035	128,129	0.0
7,967	5.000	%,09/01/2035	8,801	0.0
167,930	5.000	%,09/01/2035	185,634	0.0
217,957	5.000	%,10/01/2035	240,789	0.0
4,360	5.000	%,10/01/2035	4,818	0.0
107,189	5.000	%,12/01/2035	118,453	0.0
251,237	5.000	%,02/01/2036	277,626	0.0
79,328	5.000	%,03/01/2036	87,654	0.0
114,155	5.000	%,04/01/2036	125,914	0.0
68,889	5.000	%,05/01/2036	76,098	0.0
556,970	5.000	%,07/01/2036	615,344	0.0
2,157,771	5.000	%,12/01/2036	2,384,105	0.1
2,102,432	5.000	%,07/01/2037	2,322,001	0.1
60,682	5.000	%,04/01/2038	65,376	0.0
68,705	5.000	%,04/01/2039	75,717	0.0
49,148	5.000	%,07/01/2039	54,287	0.0
622,824	5.000	%,11/01/2040	686,782	0.0
61,882	5.000	%,04/01/2041	67,273	0.0
251,472	5.000	%,05/01/2041	277,586	0.0
909,880	5.000	%,06/01/2041	1,004,830	0.0
1,394,887	5.000	%,06/01/2041	1,537,467	0.1
454	5.500	%,02/01/2021	459	0.0
368	5.500	%,04/01/2021	372	0.0
4,677	5.500	%,06/01/2022	4,831	0.0
716	5.500	%,11/01/2022	723	0.0
8,258	5.500	%,11/01/2022	8,479	0.0
1,028	5.500	%,11/01/2022	1,041	0.0
209	5.500	%,12/01/2022	215	0.0
90,166	5.500	%,06/01/2023	97,471	0.0
16,461	5.500	%,07/01/2023	17,079	0.0
3,195	5.500	%,07/01/2023	3,292	0.0
11,549	5.500	%,09/01/2023	12,036	0.0
4,546	5.500	%,01/01/2025	4,658	0.0
1,002	5.500	%,08/01/2025	1,025	0.0
9,735	5.500	%,07/01/2026	10,521	0.0
7,997	5.500	%,12/01/2027	8,645	0.0
16,207	5.500	%,04/01/2028	17,531	0.0
7,733	5.500	%,08/01/2028	8,363	0.0
9,929	5.500	%,01/01/2029	10,733	0.0
3,371	5.500	%,09/01/2029	3,643	0.0
92,531	5.500	%,10/01/2029	100,155	0.0
4,565	5.500	%,01/01/2032	4,938	0.0
73,343	5.500	%,04/01/2033	81,660	0.0
67,305	5.500	%,10/01/2033	72,820	0.0
25,613	5.500	%,10/01/2033	28,466	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

6,781	5.500	%,11/01/2033	7,335	0.0
1,750	5.500	%,11/01/2033	1,924	0.0
9,425	5.500	%,11/01/2033	10,616	0.0
4,685	5.500	%,11/01/2033	5,100	0.0
52,569	5.500	%,12/01/2033	59,435	0.0
18,282	5.500	%,12/01/2033	20,619	0.0
14,100	5.500	%,12/01/2033	15,254	0.0
282,460	5.500	%,12/01/2033	319,287	0.0
120,779	5.500	%,12/01/2033	135,746	0.0
1,680	5.500	%,12/01/2033	1,887	0.0
1,243	5.500	%,12/01/2033	1,343	0.0
15,367	5.500	%,01/01/2034	17,382	0.0
1,082	5.500	%,01/01/2034	1,200	0.0
32,904	5.500	%,01/01/2034	36,081	0.0
122,232	5.500	%,01/01/2034	138,186	0.0
15,043	5.500	%,01/01/2034	16,284	0.0
11,310	5.500	%,06/01/2034	12,774	0.0
65,458	5.500	%,11/01/2034	74,058	0.0
33,495	5.500	%,11/01/2034	36,945	0.0
1,371	5.500	%,12/01/2034	1,551	0.0
42,501	5.500	%,01/01/2035	46,872	0.0
18,915	5.500	%,01/01/2035	21,404	0.0
50,669	5.500	%,01/01/2035	57,244	0.0
10,502	5.500	%,02/01/2035	11,369	0.0
1,926,320	5.500	%,02/01/2035	2,180,004	0.1
7,018	5.500	%,03/01/2035	7,584	0.0
33,144	5.500	%,06/01/2035	35,879	0.0
11,206	5.500	%,07/01/2035	12,318	0.0
1,272,839	5.500	%,08/01/2035	1,438,454	0.1
6,015	5.500	%,10/01/2035	6,795	0.0
755	5.500	%,11/01/2035	849	0.0
58,975	5.500	%,11/01/2035	66,663	0.0
1,164	5.500	%,12/01/2035	1,317	0.0
18,052	5.500	%,12/01/2035	20,406	0.0
195,250	5.500	%,12/01/2035	220,656	0.0
1,009	5.500	%,12/01/2035	1,140	0.0
110,815	5.500	%,01/01/2036	125,395	0.0
13,659	5.500	%,01/01/2036	15,441	0.0
1,536	5.500	%,02/01/2036	1,661	0.0
16,409	5.500	%,04/01/2036	18,568	0.0
1,245,070	5.500	%,07/01/2036	1,408,465	0.1
569	5.500	%,08/01/2036	642	0.0
100,196	5.500	%,09/01/2036	113,231	0.0
63,432	5.500	%,09/01/2036	71,770	0.0
1,601	5.500	%,12/01/2036	1,812	0.0
151,216	5.500	%,12/01/2036	170,004	0.0
204,673	5.500	%,12/01/2036	230,372	0.0
2,611	5.500	%,12/01/2036	2,944	0.0
18,816	5.500	%,01/01/2037	21,216	0.0
109,438	5.500	%,01/01/2037	123,550	0.0
134,235	5.500	%,02/01/2037	151,388	0.0
390,136	5.500	%,03/01/2037	441,537	0.0
13,647	5.500	%,04/01/2037	15,396	0.0
871	5.500	%,05/01/2037	981	0.0
21,776	5.500	%,05/01/2037	24,509	0.0
3,380	5.500	%,05/01/2037	3,806	0.0
35,223	5.500	%,05/01/2037	39,306	0.0
32,139	5.500	%,06/01/2037	36,141	0.0
72,919	5.500	%,06/01/2037	82,146	0.0
32,977	5.500	%,07/01/2037	37,164	0.0
57,084	5.500	%,08/01/2037	64,584	0.0
38,119	5.500	%,08/01/2037	42,948	0.0
19,956	5.500	%,08/01/2037	22,585	0.0
146,632	5.500	%,09/01/2037	165,589	0.0
873	5.500	%,11/01/2037	981	0.0
528,740	5.500	%,01/01/2038	593,423	0.0
849	5.500	%,02/01/2038	959	0.0
1,781	5.500	%,02/01/2038	2,005	0.0
377,250	5.500	%,03/01/2038	425,956	0.0
13,850	5.500	%,03/01/2038	15,192	0.0
25,876	5.500	%,04/01/2038	29,121	0.0
709	5.500	%,04/01/2038	782	0.0
105,629	5.500	%,04/01/2038	119,078	0.0
4,014	5.500	%,05/01/2038	4,532	0.0
13,836	5.500	%,05/01/2038	15,614	0.0
189,087	5.500	%,05/01/2038	213,038	0.0
34,268	5.500	%,06/01/2038	38,596	0.0
2,399,375	5.500	%,06/01/2038	2,708,878	0.1
120,447	5.500	%,06/01/2038	136,014	0.0
49,406	5.500	%,07/01/2038	55,781	0.0
700	5.500	%,07/01/2038	789	0.0
65,461	5.500	%,07/01/2038	73,929	0.0
86,902	5.500	%,07/01/2038	97,871	0.0
25,212	5.500	%,08/01/2038	28,334	0.0
123,585	5.500	%,08/01/2038	139,183	0.0
15,164	5.500	%,08/01/2038	17,161	0.0
264,415	5.500	%,11/01/2038	298,473	0.0
78,298	5.500	%,11/01/2038	88,692	0.0
243	5.500	%,12/01/2038	273	0.0
41,044	5.500	%,12/01/2038	46,455	0.0
508,960	5.500	%,01/01/2039	574,653	0.0
74,765	5.500	%,01/01/2039	84,483	0.0
143,139	5.500	%,01/01/2039	161,625	0.0
26,015	5.500	%,03/01/2039	29,351	0.0
236,163	5.500	%,06/01/2039	266,712	0.0
388,566	5.500	%,06/01/2039	438,644	0.0
26,260	5.500	%,05/01/2040	28,432	0.0
23,956	5.500	%,07/01/2041	27,018	0.0
498,010	5.500	%,09/01/2041	563,536	0.0
717	6.000	%,05/01/2021	793	0.0
7,036	6.000	%,09/01/2021	7,774	0.0
9,524	6.000	%,04/01/2022	10,523	0.0
24,694	6.000	%,06/01/2022	27,284	0.0
3,743	6.000	%,01/01/2023	4,136	0.0
414	6.000	%,03/01/2024	458	0.0
103,699	6.000	%,11/01/2028	114,695	0.0
623	6.000	%,04/01/2031	716	0.0
300	6.000	%,01/01/2032	332	0.0
966	6.000	%,11/01/2032	1,072	0.0
1,338	6.000	%,11/01/2032	1,539	0.0
58,664	6.000	%,01/01/2033	67,464	0.0
2,895	6.000	%,09/01/2033	3,226	0.0
549	6.000	%,01/01/2034	611	0.0
152,477	6.000	%,08/01/2034	168,634	0.0
153,375	6.000	%,06/01/2035	174,267	0.0
15,052	6.000	%,07/01/2035	17,317	0.0
6,576	6.000	%,07/01/2035	7,571	0.0
11,290	6.000	%,07/01/2035	12,500	0.0
6,495	6.000	%,07/01/2035	7,202	0.0
413	6.000	%,10/01/2035	457	0.0
3,389	6.000	%,10/01/2035	3,763	0.0
77,950	6.000	%,11/01/2035	89,747	0.0
70,177	6.000	%,12/01/2035	80,803	0.0
2,495	6.000	%,12/01/2035	2,760	0.0
225,493	6.000	%,12/01/2035	250,067	0.0
10,407	6.000	%,01/01/2036	11,893	0.0
250	6.000	%,02/01/2036	277	0.0
47,458	6.000	%,02/01/2036	54,605	0.0
17,242	6.000	%,02/01/2036	19,064	0.0
53,004	6.000	%,02/01/2036	61,046	0.0
45,971	6.000	%,03/01/2036	52,841	0.0
43,016	6.000	%,03/01/2036	49,542	0.0
40,444	6.000	%,04/01/2036	45,944	0.0
25,803	6.000	%,04/01/2036	29,685	0.0
20,222	6.000	%,05/01/2036	23,245	0.0
12,629	6.000	%,05/01/2036	14,005	0.0
530	6.000	%,06/01/2036	608	0.0
4,251	6.000	%,06/01/2036	4,886	0.0
1,606	6.000	%,07/01/2036	1,785	0.0
17,577	6.000	%,07/01/2036	19,501	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

4,260	6.000	%,07/01/2036	4,736	0.0
103,496	6.000	%,07/01/2036	119,199	0.0
254,980	6.000	%,08/01/2036	285,745	0.0
6,502	6.000	%,08/01/2036	7,459	0.0
5,700	6.000	%,08/01/2036	6,549	0.0
471,828	6.000	%,08/01/2036	542,578	0.0
39,363	6.000	%,08/01/2036	45,067	0.0
28,371	6.000	%,08/01/2036	32,599	0.0
14,554	6.000	%,09/01/2036	16,411	0.0
481	6.000	%,09/01/2036	552	0.0
20,809	6.000	%,09/01/2036	23,967	0.0
62,992	6.000	%,09/01/2036	72,249	0.0
20,336	6.000	%,09/01/2036	23,318	0.0
38,814	6.000	%,09/01/2036	44,694	0.0
74,795	6.000	%,09/01/2036	82,649	0.0
40,878	6.000	%,10/01/2036	46,101	0.0
40,043	6.000	%,10/01/2036	45,931	0.0
14,664	6.000	%,10/01/2036	16,278	0.0
16,847	6.000	%,10/01/2036	19,306	0.0
48,824	6.000	%,10/01/2036	54,724	0.0
6,401	6.000	%,10/01/2036	7,129	0.0
3,035	6.000	%,11/01/2036	3,354	0.0
59,341	6.000	%,11/01/2036	66,024	0.0
13,593	6.000	%,11/01/2036	15,322	0.0
35,532	6.000	%,11/01/2036	40,875	0.0
16,821	6.000	%,11/01/2036	18,589	0.0
55,510	6.000	%,12/01/2036	63,914	0.0
46,436	6.000	%,12/01/2036	51,409	0.0
4,803	6.000	%,12/01/2036	5,526	0.0
23,668	6.000	%,12/01/2036	26,175	0.0
6,374	6.000	%,12/01/2036	7,174	0.0
105,896	6.000	%,12/01/2036	117,586	0.0
1,539	6.000	%,12/01/2036	1,712	0.0
1,978	6.000	%,01/01/2037	2,187	0.0
11,884	6.000	%,01/01/2037	13,143	0.0
20,185	6.000	%,01/01/2037	22,377	0.0
1,334	6.000	%,01/01/2037	1,532	0.0
11,000	6.000	%,01/01/2037	12,641	0.0
1,116	6.000	%,01/01/2037	1,286	0.0
20,202	6.000	%,02/01/2037	23,267	0.0
8,574	6.000	%,02/01/2037	9,522	0.0
2,083	6.000	%,02/01/2037	2,314	0.0
47,063	6.000	%,02/01/2037	52,000	0.0
114,735	6.000	%,02/01/2037	131,939	0.0
190,679	6.000	%,03/01/2037	219,090	0.0
23,793	6.000	%,03/01/2037	27,377	0.0
968	6.000	%,03/01/2037	1,113	0.0
13,807	6.000	%,03/01/2037	15,864	0.0
23,619	6.000	%,03/01/2037	26,764	0.0
26,509	6.000	%,03/01/2037	30,421	0.0
49,508	6.000	%,04/01/2037	57,022	0.0
168,065	6.000	%,04/01/2037	193,170	0.0
3,357	6.000	%,04/01/2037	3,754	0.0
33,355	6.000	%,04/01/2037	37,301	0.0
21,109	6.000	%,04/01/2037	24,313	0.0
822	6.000	%,04/01/2037	909	0.0
677	6.000	%,04/01/2037	749	0.0
32,248	6.000	%,04/01/2037	35,668	0.0
74,102	6.000	%,04/01/2037	85,366	0.0
44,516	6.000	%,04/01/2037	51,104	0.0
50,473	6.000	%,04/01/2037	56,133	0.0
4,898	6.000	%,04/01/2037	5,419	0.0
9,424	6.000	%,04/01/2037	10,773	0.0
2,278	6.000	%,04/01/2037	2,618	0.0
1,080	6.000	%,04/01/2037	1,195	0.0
14,468	6.000	%,05/01/2037	16,004	0.0
3,853	6.000	%,05/01/2037	4,419	0.0
124,808	6.000	%,05/01/2037	143,693	0.0
17,368	6.000	%,05/01/2037	19,271	0.0
36,670	6.000	%,05/01/2037	40,517	0.0
33,938	6.000	%,05/01/2037	38,170	0.0
21,284	6.000	%,05/01/2037	24,510	0.0
12,704	6.000	%,05/01/2037	14,233	0.0
2,347	6.000	%,05/01/2037	2,644	0.0
1,219	6.000	%,05/01/2037	1,349	0.0
51,302	6.000	%,05/01/2037	57,038	0.0
32,600	6.000	%,05/01/2037	36,491	0.0
6,147	6.000	%,05/01/2037	7,029	0.0
72,278	6.000	%,06/01/2037	83,112	0.0
8,475	6.000	%,06/01/2037	9,733	0.0
2,769	6.000	%,06/01/2037	3,066	0.0
4,095	6.000	%,06/01/2037	4,539	0.0
26,555	6.000	%,06/01/2037	29,341	0.0
5,619	6.000	%,06/01/2037	6,210	0.0
9,584	6.000	%,06/01/2037	11,039	0.0
82,849	6.000	%,07/01/2037	95,334	0.0
14,693	6.000	%,07/01/2037	16,253	0.0
3,329	6.000	%,07/01/2037	3,715	0.0
8,220	6.000	%,07/01/2037	9,088	0.0
136,782	6.000	%,07/01/2037	151,771	0.0
12,987	6.000	%,07/01/2037	14,952	0.0
7,580	6.000	%,07/01/2037	8,711	0.0
21,031	6.000	%,07/01/2037	23,433	0.0
34,681	6.000	%,07/01/2037	38,336	0.0
23,680	6.000	%,07/01/2037	27,086	0.0
26,054	6.000	%,08/01/2037	29,911	0.0
18,773	6.000	%,08/01/2037	20,743	0.0
128,335	6.000	%,08/01/2037	142,182	0.0
6,358	6.000	%,08/01/2037	7,326	0.0
52,575	6.000	%,08/01/2037	58,799	0.0
15,748	6.000	%,08/01/2037	17,430	0.0
73,940	6.000	%,08/01/2037	83,797	0.0
6,741	6.000	%,08/01/2037	7,449	0.0
23,616	6.000	%,09/01/2037	27,195	0.0
9,813	6.000	%,09/01/2037	10,843	0.0
1,765	6.000	%,09/01/2037	2,024	0.0
12,460	6.000	%,09/01/2037	13,767	0.0
3,935	6.000	%,09/01/2037	4,511	0.0
362,585	6.000	%,09/01/2037	417,626	0.0
89,533	6.000	%,09/01/2037	102,485	0.0
41,941	6.000	%,10/01/2037	48,166	0.0
3,028	6.000	%,10/01/2037	3,479	0.0
1,045	6.000	%,11/01/2037	1,177	0.0
52,727	6.000	%,11/01/2037	60,545	0.0
70,178	6.000	%,11/01/2037	80,566	0.0
1,429	6.000	%,12/01/2037	1,643	0.0
3,833	6.000	%,12/01/2037	4,237	0.0
82,230	6.000	%,12/01/2037	94,560	0.0
47,486	6.000	%,12/01/2037	54,556	0.0
126,698	6.000	%,12/01/2037	145,570	0.0
196,320	6.000	%,02/01/2038	225,985	0.0
35,060	6.000	%,02/01/2038	40,267	0.0
103,034	6.000	%,02/01/2038	118,276	0.0
25,589	6.000	%,03/01/2038	29,408	0.0
1,771	6.000	%,03/01/2038	2,040	0.0
4,223	6.000	%,03/01/2038	4,670	0.0
4,958	6.000	%,05/01/2038	5,711	0.0
105,954	6.000	%,05/01/2038	121,746	0.0
2,857	6.000	%,06/01/2038	3,171	0.0
16,671	6.000	%,06/01/2038	19,202	0.0
61,318	6.000	%,07/01/2038	70,444	0.0
137,685	6.000	%,07/01/2038	158,193	0.0
1,970	6.000	%,08/01/2038	2,234	0.0
34,477	6.000	%,09/01/2038	39,711	0.0
15,838	6.000	%,09/01/2038	17,595	0.0
9,141	6.000	%,09/01/2038	10,513	0.0
3,597	6.000	%,09/01/2038	3,988	0.0
21,188	6.000	%,10/01/2038	24,404	0.0
47,772	6.000	%,10/01/2038	54,805	0.0
2,619	6.000	%,10/01/2038	3,005	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

2,523	6.000	%,10/01/2038	2,859	0.0
17,613	6.000	%,10/01/2038	20,287	0.0
75,277	6.000	%,10/01/2038	83,174	0.0
25,051	6.000	%,10/01/2038	27,679	0.0
986	6.000	%,11/01/2038	1,131	0.0
128,010	6.000	%,11/01/2038	143,794	0.0
1,227	6.000	%,11/01/2038	1,356	0.0
24,253	6.000	%,12/01/2038	27,246	0.0
3,434	6.000	%,12/01/2038	3,942	0.0
97,459	6.000	%,12/01/2038	112,253	0.0
2,009	6.000	%,10/01/2039	2,314	0.0
28,009	6.000	%,10/01/2039	32,262	0.0
599,378	6.000	%,02/01/2040	690,393	0.0
25,678	6.000	%,04/01/2040	29,577	0.0
146,916	6.000	%,09/01/2040	164,975	0.0
260,975	6.000	%,10/01/2040	300,596	0.0
391,380	6.000	%,05/01/2041	450,795	0.0
6,725	6.500	%,04/01/2027	7,497	0.0
1,157	6.500	%,02/01/2028	1,289	0.0
30	6.500	%,06/01/2029	33	0.0
7,809	6.500	%,01/01/2032	8,707	0.0
10,600	6.500	%,04/01/2032	12,157	0.0
4,472	6.500	%,09/01/2032	4,983	0.0
13,877	6.500	%,10/01/2032	15,467	0.0
16,705	6.500	%,10/01/2032	18,625	0.0
6,838	6.500	%,03/01/2038	8,032	0.0
1,186	7.000	%,08/01/2025	1,260	0.0
1,258	7.000	%,02/01/2026	1,259	0.0
7,215	7.000	%,03/01/2026	7,727	0.0
11,642	7.000	%,03/01/2026	11,930	0.0
2,425	7.000	%,03/01/2026	2,443	0.0
708	7.000	%,12/01/2027	718	0.0
343,006	7.000	%,03/01/2038	430,848	0.0
702,947	7.000	%,04/01/2038	866,955	0.0
12,824	7.500	%,09/01/2031	15,106	0.0
			445,242,189	12.4

Total U.S. Government Agency Obligations
(Cost $705,143,922)	723,635,436	20.1

ASSET-BACKED SECURITIES: 7.5%
		Automobile Asset-Backed Securities: 0.2%
1,800,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	1,858,996	0.1
1,750,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,771,277	0.0
700,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	702,797	0.0
1,900,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	1,909,375	0.1
1,250,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,283,767	0.0
			7,526,212	0.2

		Home Equity Asset-Backed Securities: 0.3%
1,199,093		Home Equity Asset Trust 2005-2 M5, 3.113%, (US0001M + 1.095%), 07/25/2035	1,211,922	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 2.933%, (US0001M + 0.915%), 03/25/2035	2,417,319	0.1
532,777		New Century Home Equity Loan Trust 2005-2 M3, 2.753%, (US0001M + 0.735%), 06/25/2035	534,627	0.0
57,460		Renaissance Home Equity Loan Trust 2003-2 A, 2.898%, (US0001M + 0.880%), 08/25/2033	57,653	0.0
2,364,673	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,496,964	0.1
58,997		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 2.098%, (US0001M + 0.080%), 11/25/2036	22,651	0.0
3,306,975		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.188%, (US0001M + 0.170%), 07/25/2047	2,301,005	0.1
			9,042,141	0.3

		Other Asset-Backed Securities: 6.3%
1,282,160	(1),(3),(5)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	1,285,459	0.0
1,556,276	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,587,136	0.0
1,785,084	(1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,810,551	0.1
4,090,000	(1)	ALM VIII Ltd. 2013-8A A1R, 3.793%, (US0003M + 1.490%), 10/15/2028	4,092,843	0.1
2,492,824	(1),(3),(4),(8)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
8,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.533%, (US0003M + 1.230%), 01/15/2030	7,808,128	0.2
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.650%, (US0003M + 1.350%), 07/18/2029	3,420,605	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 3.578%, (US0003M + 1.300%), 07/20/2029	4,331,559	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.628%, (US0003M + 1.350%), 07/20/2030	1,583,400	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

1,200,050	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.836%, 10/25/2036	1,222,765	0.0
9,020,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.553%, (US0003M + 1.250%), 07/15/2029	9,020,235	0.3
5,070,000	(1)	BlueMountain CLO 2015-1A BR, 4.803%, (US0003M + 2.500%), 04/13/2027	5,071,014	0.1
4,570,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 3.708%, (US0003M + 1.430%), 10/20/2029	4,576,233	0.1
4,000,000	(1)	Carbone CLO Ltd. 2017-1A A1, 3.418%, (US0003M + 1.140%), 01/20/2031	3,980,996	0.1
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.433%, (US0003M + 1.130%), 04/17/2031	2,332,800	0.1
59,019		Chase Funding Trust Series 2002-4 2A1, 2.758%, (US0001M + 0.740%), 10/25/2032	59,206	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 2.618%, (US0001M + 0.600%), 07/25/2033	104,976	0.0
3,750,000	(1)	CIFC Funding 2013-2A A1LR, 3.510%, (US0003M + 1.210%), 10/18/2030	3,749,996	0.1
2,766,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 4.278%, (US0003M + 2.000%), 10/20/2028	2,743,756	0.1
192,436		Countrywide Asset-Backed Certificates 2006-26 2A3, 2.188%, (US0001M + 0.170%), 06/25/2037	192,634	0.0
6,599,777		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.168%, (US0001M + 0.150%), 10/25/2036	5,903,464	0.2
947,625	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	1,003,131	0.0
498,750	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	518,286	0.0
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.513%, (US0003M + 1.210%), 10/15/2030	12,159,878	0.3
1,393,000	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,469,281	0.0
1,200,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.323%, (US0003M + 1.020%), 04/15/2031	1,192,666	0.0
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.653%, (US0003M + 1.350%), 04/15/2028	8,522,471	0.2
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.358%, (US0003M + 1.200%), 08/15/2030	7,458,560	0.2
3,662,325	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,852,666	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.503%, (US0003M + 1.220%), 07/24/2030	4,250,047	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 3.493%, (US0003M + 1.190%), 10/15/2030	2,099,072	0.1
127,053		GSAMP Trust 2007-FM1 A2A, 2.088%, (US0001M + 0.070%), 12/25/2036	74,173	0.0
2,490,880	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	2,600,717	0.1
4,300,000	(1),(7)	KKR CLO 21 A Ltd., 3.303%, (US0003M + 1.000%), 04/15/2031	4,261,717	0.1
10,000,000	(1)	LCM 26A A2 Ltd., 3.528%, (US0003M + 1.250%), 01/20/2031	9,802,010	0.3
1,308,000	(1)	LCM XIV L.P. 14A AR, 3.318%, (US0003M + 1.040%), 07/20/2031	1,292,982	0.0
6,690,000	(1)	LCM XXIII Ltd. 23A A1, 3.678%, (US0003M + 1.400%), 10/20/2029	6,709,976	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 2.578%, (US0001M + 0.560%), 10/25/2034	57,732	0.0
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 4.456%, (US0003M + 2.200%), 01/27/2026	2,120,074	0.1
1,500,000	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,513,196	0.0
1,750,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,775,193	0.1
2,718,588	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,822,708	0.1
1,500,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,525,997	0.0
3,261,314	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	3,335,126	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

2,000,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 4.590%, (US0003M + 2.450%), 10/16/2032	2,000,000	0.1
4,510,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.598%, (US0003M + 1.320%), 03/17/2030	4,521,122	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.653%, (US0003M + 1.350%), 07/15/2029	2,959,140	0.1
2,250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.678%, (US0003M + 1.375%), 07/15/2029	2,209,723	0.1
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.653%, (US0003M + 1.350%), 07/19/2030	3,923,748	0.1
7,070,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.568%, (US0003M + 1.410%), 08/15/2029	7,074,390	0.2
1,375,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.548%, (US0003M + 1.270%), 07/20/2030	1,374,429	0.0
4,070,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.628%, (US0003M + 1.350%), 07/20/2030	4,039,479	0.1
3,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 3.330%, (US0003M + 1.030%), 04/18/2031	2,977,827	0.1
5,700,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.103%, (US0003M + 2.800%), 10/15/2025	5,700,342	0.2
2,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.153%, (US0003M + 1.850%), 04/15/2026	1,911,316	0.1
900,000	(1),(7)	Palmer Square Loan Funding 2018-2A C Ltd., 4.253%, (US0003M + 1.950%), 07/15/2026	872,583	0.0
1,923,473		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 3.098%, (US0001M + 1.080%), 03/25/2035	1,930,156	0.1
1,127,499	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.843%, 01/25/2036	1,134,751	0.0
258,831		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	275,106	0.0
4,375,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,481,361	0.1
1,500,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,546,596	0.0
3,200,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	3,342,468	0.1
1,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,023,468	0.0
1,945,670	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,138,587	0.1
3,930,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 4.803%, (US0003M + 2.500%), 07/14/2026	3,930,149	0.1
1,786,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,912,094	0.1
5,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,478,578	0.2
2,400,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.530%, (US0003M + 1.230%), 10/18/2030	2,392,747	0.1
9,500,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.443%, (US0003M + 1.190%), 11/01/2031	9,501,891	0.3
1,500,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,519,164	0.0
1,670,250	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,698,795	0.1
			227,165,425	6.3

		Student Loan Asset-Backed Securities: 0.7%
1,250,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,266,590	0.0
1,800,000	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	1,877,505	0.1
1,189,022	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	1,204,635	0.0
1,722,245	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	1,753,617	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

430,349	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	436,402	0.0
750,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 3.628%, (US0001M + 1.600%), 10/15/2031	764,595	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,094,240	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,503,502	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,545,192	0.0
167,860	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	168,950	0.0
2,500,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,600,044	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,198,824	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,305,907	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	5,289,766	0.1
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,082,741	0.0
			26,092,510	0.7

		Total Asset-Backed Securities
		(Cost $267,072,436)	269,826,288	7.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.8%
2,720,000	(1)	AREIT 2019-CRE3 A Trust, 3.048%, (US0001M + 1.020%), 09/14/2036	2,725,780	0.1
4,000,000	(1),(3)	BAMLL Commercial Mortgage Securities Trust 2016-ISQ C, 3.727%, 08/14/2034	4,211,266	0.1
12,764,613	(3),(4)	BANK 2019-BNK16 XA, 1.129%, 02/15/2052	924,634	0.0
3,120,000		BANK 2019-BNK17 A4, 3.714%, 04/15/2052	3,449,482	0.1
1,870,000		BANK 2019-BNK18 A4, 3.584%, 05/15/2062	2,049,027	0.1
2,600,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	2,418,954	0.1
3,360,000	(3)	Bank 2019-BNK19 C, 4.170%, 08/15/2061	3,632,188	0.1
51,302,507	(3),(4)	Bank 2019-BNK19 XA, 1.100%, 08/15/2061	3,989,088	0.1
22,800,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	791,652	0.0
3,940,000		Benchmark 2019-B11 A5 Mortgage Trust, 3.542%, 05/15/2052	4,305,211	0.1
27,853,930	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.207%, 08/15/2052	2,155,145	0.1
4,530,000		Benchmark 2019-B13 A4 Mortgage Trust, 2.952%, 08/15/2057	4,696,974	0.1
19,705,479	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	1,615,721	0.1
3,690,000	(1)	BHP Trust 2019-BXHP D, 3.799%, (US0001M + 1.771%), 08/15/2036	3,685,809	0.1
3,700,000	(1)	BHP Trust 2019-BXHP E, 4.595%, (US0001M + 2.568%), 08/15/2036	3,703,582	0.1
2,520,000	(1)	BX Trust 2019-MMP E, 3.928%, (US0001M + 1.900%), 08/15/2036	2,523,465	0.1
1,870,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE D, 3.778%, (US0001M + 1.750%), 12/15/2037	1,882,821	0.1
3,070,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.578%, (US0001M + 2.550%), 12/15/2037	3,103,498	0.1
3,450,000	(8)	Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	3,554,983	0.1
20,152,931	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.548%, 08/10/2049	1,484,372	0.0
3,951,241	(1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.272%, 04/15/2044	3,648,189	0.1
4,000,000	(1),(3)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.262%, 03/10/2047	4,325,549	0.1
4,120,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	3,677,554	0.1
3,570,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.412%, 09/15/2050	3,789,529	0.1
35,643,511	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.062%, 09/15/2050	2,100,454	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

58,828,340	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.758%, 06/10/2051	2,927,222	0.1
2,101,000	(1),(3)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.236%, 11/10/2051	2,297,193	0.1
1,090,000	(3)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.051%, 02/10/2049	1,132,165	0.0
17,173,640	(3),(4)	COMM 2012-CR1 XA, 2.036%, 05/15/2045	669,568	0.0
14,281,681	(3),(4)	COMM 2012-CR2 XA, 1.799%, 08/15/2045	528,219	0.0
25,281,955	(3),(4)	COMM 2012-CR3 XA, 2.021%, 10/15/2045	1,120,625	0.0
65,166,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.741%, 10/15/2045	1,161,063	0.0
20,726,184	(3),(4)	COMM 2012-CR5 XA, 1.675%, 12/10/2045	843,411	0.0
28,189,927	(1),(3),(4)	COMM 2012-LC4 XA, 2.289%, 12/10/2044	1,088,653	0.0
1,640,000	(3)	COMM 2015-CCRE26 D Mortgage Trust, 3.634%, 10/10/2048	1,566,451	0.0
910,000	(3)	COMM 2016-COR1 C, 4.530%, 10/10/2049	968,428	0.0
81,910,808	(3),(4)	COMM 2016-CR28 XA, 0.754%, 02/10/2049	2,683,840	0.1
6,570,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	7,467,254	0.2
4,620,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 E, 4.178%, (US0001M + 2.150%), 05/15/2036	4,638,126	0.1
7,580,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 4.678%, (US0001M + 2.650%), 05/15/2036	7,619,220	0.2
10,080,000	(3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	11,243,038	0.3
3,943,000		CSAIL 2019-C15 A4 Commercial Mortgage Trust, 4.053%, 03/15/2052	4,436,307	0.1
3,247,076	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	3,303,116	0.1
25,126,559	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.539%, 02/25/2020	526,552	0.0
20,760,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.446%, 08/25/2020	753,449	0.0
36,470,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.938%, 05/25/2040	1,675,067	0.1
44,598,963	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.372%, 08/25/2022	1,371,646	0.0
22,000,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	1,177,504	0.0
27,650,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.649%, 05/25/2041	1,485,947	0.0
10,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	694,980	0.0
44,584,088	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K055 X1, 1.499%, 03/25/2026	3,328,042	0.1
17,065,782	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.372%, 11/25/2019	521	0.0
562,170,611	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	944,503	0.0
2,920,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 3.578%, (US0001M + 1.550%), 07/15/2035	2,908,027	0.1
7,600,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 D, 5.353%, 12/10/2043	7,825,059	0.2
4,400,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	4,337,580	0.1
2,740,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	2,672,400	0.1
28,225,761	(3),(4)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.355%, 05/10/2045	930,369	0.0
3,070,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	2,597,113	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

30,726,033	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.214%, 11/10/2046	1,116,301	0.0
46,752,943	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.143%, 06/10/2047	1,482,531	0.0
6,930,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	6,982,437	0.2
5,310,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	5,226,692	0.2
3,000,000	(1)	GS Mortgage Securities Corp. Trust 2018-LUAU D, 4.028%, (US0001M + 2.000%), 11/15/2032	3,009,583	0.1
5,405,000	(1)	GS Mortgage Securities Corp. Trust 2018-LUAU E, 4.578%, (US0001M + 2.550%), 11/15/2032	5,431,067	0.2
105,952,000	(3),(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.814%, 09/01/2052	7,033,613	0.2
5,610,000	(1),(3)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.215%, 12/27/2046	5,368,426	0.2
29,612,847	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.650%, 06/15/2045	754,826	0.0
46,217,124	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.876%, 12/15/2049	1,578,634	0.1
2,600,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	2,778,039	0.1
3,720,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	3,926,344	0.1
1,560,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.023%, 01/15/2048	1,533,342	0.0
2,516,903	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.251%, 10/15/2048	92,796	0.0
6,560,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	7,407,468	0.2
1,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 4.028%, (US0001M + 2.000%), 05/15/2036	1,001,338	0.0
944,215	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	945,290	0.0
1,901,286	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.881%, 11/15/2038	8,868	0.0
9,933,402	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.881%, 11/15/2038	46,329	0.0
2,196,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.074%, 04/15/2047	2,329,681	0.1
1,000,000	(1),(3)	Morgan Stanley Capital I Trust 2005-T19 G, 5.898%, 06/12/2047	1,010,462	0.0
2,375,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	2,461,805	0.1
3,890,000	(1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.037%, 11/15/2049	3,303,452	0.1
3,943,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,253,671	0.1
1,900,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,743,907	0.1
7,310,000	(1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	7,375,477	0.2
3,933,000	(1)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 5.028%, (US0001M + 3.000%), 01/15/2035	3,955,118	0.1
2,820,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	2,901,365	0.1
30,857,816	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.232%, 12/15/2047	1,262,183	0.0
4,580,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	5,182,610	0.2
1,630,000	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.858%, 11/15/2044	1,679,080	0.1
20,069,372	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.978%, 08/15/2045	812,490	0.0
9,020,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.403%, 03/15/2045	7,902,187	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

6,583,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	5,935,004	0.2
47,052,469	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.382%, 03/15/2048	1,551,028	0.0
8,510,000	(3)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	8,856,840	0.3

		Total Commercial Mortgage-Backed Securities
		(Cost $277,347,246)	281,607,869	7.8

SOVEREIGN BONDS: 0.1%
5,365,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,390,737	0.1

		Total Sovereign Bonds
		(Cost $5,365,000)	5,390,737	0.1

CONVERTIBLE BONDS/NOTES: 0.1%
			Financial: 0.1%
2,440,000		Santander UK PLC, 3.400%, 06/01/2021	2,483,052	0.1

		Total Convertible Bonds/Notes
		(Cost $2,425,506)	2,483,052	0.1

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 17.8%
	Affiliated Investment Companies: 17.8%
8,841,827	Voya Emerging Markets Corporate Debt Fund - Class P	88,771,948	2.5
13,364,556	Voya Emerging Markets Hard Currency Debt Fund - Class P	130,304,420	3.6
7,915,729	Voya Emerging Markets Local Currency Debt Fund - Class P	56,993,250	1.6
2,674,146	Voya Floating Rate Fund - Class P	25,350,906	0.7
8,327,674	Voya High Yield Bond Fund - Class P	66,454,842	1.8
13,860,748	Voya Investment Grade Credit Fund - Class P	157,042,269	4.3
11,276,781	Voya Securitized Credit Fund - Class P	117,504,058	3.3

	Total Mutual Funds
	(Cost $640,904,984)	642,421,693	17.8

	Total Long-Term Investments
	(Cost $3,602,784,962)	3,702,555,435	102.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Commercial Paper: 0.8%
950,000	(9)	Banco Santander S.A., 2.110%, 01/10/2020	944,412	0.0
250,000	(9)	Barclays PLC, 2.140%, 11/22/2019	249,235	0.0
375,000	(9)	Barclays PLC, 2.140%, 11/26/2019	373,758	0.0
525,000	(9)	BNP Paribas, 2.230%, 11/26/2019	523,357	0.0
12,000,000		CVS Health Corp., 2.380%, 10/01/2019	11,999,216	0.4
375,000	(9)	DBS Group Holdings Ltd., 2.230%, 11/06/2019	374,190	0.0
3,000,000		Lowe's Cos, Inc., 2.100%, 10/01/2019	3,000,000	0.1
350,000	(9)	Mouvement des caisses Desjardins, 2.220%, 11/01/2019	349,346	0.0
11,000,000		Sysco Corp., 2.470%, 10/01/2019	10,999,254	0.3
			28,812,768	0.8

		Floating Rate Notes: 0.7%
950,000	(9)	Australia and New Zealand Banking Group Ltd., 2.230%, 03/11/2020	949,866	0.0
900,000	(9)	Bank of America Corp., 2.130%, 11/12/2019	900,030	0.0
300,000	(9)	Bank of America Corp., 2.140%, 11/07/2019	300,012	0.0
850,000	(9)	Bank of Montreal, 2.220%, 02/26/2020	850,041	0.0
781,000	(9)	Bedford Row Funding, 2.120%, 11/25/2019	780,968	0.0
300,000	(9)	BNP Paribas, 2.140%, 11/14/2019	299,992	0.0
600,000	(9)	Crédit Agricole Group, 2.170%, 11/07/2019	599,970	0.0
300,000	(9)	DNB ASA, 2.180%, 11/04/2019	299,992	0.0
1,000,000	(9)	HSBC Holdings PLC, 2.170%, 11/08/2019	1,000,001	0.1
800,000	(9)	J.P. Morgan Securities LLC, 2.140%, 11/08/2019	799,974	0.0
800,000	(9)	Lloyds Bank PLC, 2.160%, 11/08/2019	799,992	0.0
1,100,000	(9)	Lloyds Bank PLC, 2.160%, 11/13/2019	1,099,988	0.1
400,000	(9)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/07/2019	399,996	0.0
900,000	(9)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/18/2019	899,997	0.0
1,000,000	(9)	Mizuho Financial Group Inc., 2.160%, 11/20/2019	1,000,001	0.1
1,000,000	(9)	Mizuho Financial Group Inc., 2.170%, 11/27/2019	1,000,020	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

900,000	(9)	National Australia Bank Ltd., 2.110%, 11/15/2019	899,943	0.0
700,000	(9)	National Bank Of Canada, 2.160%, 11/06/2019	699,980	0.0
800,000	(9)	Natixis S.A., 2.140%, 11/08/2019	799,975	0.0
500,000	(9)	Oversea-Chinese Banking Corp., Ltd., 2.160%, 10/07/2019	500,002	0.0
800,000	(9)	Skandinaviska Enskilda Banken AB, 2.140%, 11/08/2019	799,974	0.0
700,000	(9)	Skandinaviska Enskilda Banken AB, 2.140%, 11/13/2019	699,975	0.0
950,000	(9)	Societe Generale, 2.220%, 12/02/2019	950,015	0.0
1,000,000	(9)	State Street Bank & Trust Co., 2.120%, 11/15/2019	999,936	0.1
800,000	(9)	The Sumitomo Mitsui Financial Group, 2.160%, 11/08/2019	799,992	0.0
1,000,000	(9)	The Sumitomo Mitsui Financial Group, 2.160%, 11/18/2019	999,996	0.1
300,000	(9)	The Sumitomo Mitsui Financial Group, 2.190%, 11/05/2019	299,998	0.0
950,000	(9)	Sumitomo Mitsui Trust Holdings, Inc., 2.030%, 03/11/2020	950,367	0.1
400,000	(9)	The Norinchukin Bank, 2.230%, 02/28/2020	399,984	0.0
700,000	(9)	Toronto-Dominion Bank, 2.120%, 11/18/2019	699,964	0.0
950,000	(9)	Toyota Motor Corp., 2.290%, 03/02/2020	950,037	0.0
900,000	(9)	U.S. Bancorp, 2.120%, 11/25/2019	899,935	0.0
916,000	(9)	Wells Fargo & Co., 2.180%, 11/04/2019	915,976	0.0
			25,246,889	0.7

		Repurchase Agreements: 1.9%
15,474,815	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $15,475,833, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $15,784,311, due 10/25/19-07/15/61)	15,474,815	0.5
22,463,372	(9)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $22,464,843, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $22,914,161, due 10/15/19-09/09/49)	22,463,372	0.6
22,463,372	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $22,464,831, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $22,912,639, due 10/15/19-09/01/49)	22,463,372	0.6
6,595,054	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $6,595,509, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,726,973, due 04/15/21-09/09/49)	6,595,054	0.2
			66,996,613	1.9

		Certificates of Deposit: 0.0%
850,000	(9)	Landesbank Baden-Wurttemberg, 2.180%, 01/09/2020	850,094	0.0
450,000	(9)	The Norinchukin Bank, 2.210%, 12/05/2019	450,099	0.0
			1,300,193	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
4,453,000	(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
		(Cost $4,453,000)	4,453,000	0.1

	Total Short-Term Investments
	(Cost $126,810,993)		126,809,463	3.5

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $3,729,595,955)	$3,829,364,898	106.3
Liabilities in Excess of Other Assets	(227,287,231)	(6.3)
Net Assets	$3,602,077,667	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2019.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Settlement is on a when-issued or delayed-delivery basis.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of September 30, 2019.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Mutual Funds	$642,421,693	$–	$–	$642,421,693
Corporate Bonds/Notes	–	874,631,191	–	874,631,191
Collateralized Mortgage Obligations	–	697,970,534	–	697,970,534
Municipal Bonds	–	2,249,890	–	2,249,890
Commercial Mortgage-Backed Securities	–	278,052,886	3,554,983	281,607,869
Asset-Backed Securities	–	269,826,288	–	269,826,288
U.S. Government Agency Obligations	–	715,185,436	–	723,635,436
Convertible Bonds/Notes	–	2,483,052	–	2,483,052

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Sovereign Bonds	–	5,390,737	–	5,390,737
U.S. Treasury Obligations	–	155,158,304	–	202,338,745
Short-Term Investments	4,453,000	122,356,463	–	126,809,463
Total Investments, at fair value	$646,874,693	$3,123,304,781	$3,554,983	$3,829,364,898
Other Financial Instruments+
Centrally Cleared Swaps	–	623,989	–	623,989
Forward Foreign Currency Contracts	–	1,169,582	–	1,169,582
Forward Premium Swaptions	–	487,193	–	487,193
Futures	549,855	–	–	549,855
Total Assets	$647,424,548	$3,125,585,545	$3,554,983	$3,832,195,517
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(515,626)	$–	$(515,626)
Forward Foreign Currency Contracts	–	(1,137,798)	–	(1,137,798)
Futures	(6,254,197)	–	–	(6,254,197)
Total Liabilities	$(6,254,197)	$(1,653,424)	$–	$(7,907,621)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Emerging Markets Corporate Debt Fund - Class P	$87,796,139	$3,329,159	$(8,255,933)	$5,902,583	$88,771,948	$3,329,163	$(255,937)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	130,530,387	4,922,288	(16,464,667)	11,316,412	130,304,420	4,922,296	(962,872)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	52,688,549	560,691	(93,620)	3,837,630	56,993,250	560,699	(93,620)	-
Voya Floating Rate Fund Class P	23,997,829	1,161,046	-	192,031	25,350,906	1,161,046	-	-
Voya High Yield Bond Fund - Class P	108,637,692	3,892,651	(56,486,894)	10,411,393	66,454,842	3,892,572	(2,486,897)	-
Voya Investment Grade Credit Fund - Class P	137,303,735	4,497,751	-	15,240,783	157,042,269	4,497,647	-	-
Voya Securitized Credit Fund - Class P	109,252,491	4,659,208	-	3,592,359	117,504,058	4,659,184	-	-
	$650,206,822	$23,022,794	$(81,301,114)	$50,493,191	$642,421,693	$23,022,607	$(3,799,326)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 16,454,729	USD 1,081,000	Barclays Bank PLC	11/08/19	$(12,128)
USD 5,137,940	ZAR 79,696,391	Barclays Bank PLC	11/08/19	(97,340)
USD 5,443,530	MXN 109,069,613	Barclays Bank PLC	11/08/19	(47,541)
ZAR 32,098,398	USD 2,165,000	Barclays Bank PLC	11/08/19	(56,447)
USD 3,196,860	COP 11,071,047,812	Barclays Bank PLC	11/08/19	21,153
USD 1,822,000	ZAR 27,795,630	Barclays Bank PLC	11/08/19	(3,903)
USD 3,119,533	MYR 13,034,344	Barclays Bank PLC	11/08/19	10,726
USD 3,193,228	COP 11,071,047,812	Barclays Bank PLC	11/08/19	17,520
USD 2,343,545	CZK 54,357,129	BNP Paribas	11/08/19	45,852
USD 2,364,399	PEN 8,033,357	BNP Paribas	11/08/19	(15,601)
USD 5,429,524	PLN 21,347,346	BNP Paribas	11/08/19	103,474
USD 949,369	CLP 675,304,450	BNP Paribas	11/08/19	22,506
USD 949,637	CLP 675,304,450	BNP Paribas	11/08/19	22,773
USD 729,000	IDR 10,465,298,010	BNP Paribas	11/08/19	(5,978)
USD 364,000	PLN 1,448,953	BNP Paribas	11/08/19	2,494
PLN 22,288,454	USD 5,679,385	BNP Paribas	11/08/19	(118,534)
USD 716,000	PLN 2,808,954	BNP Paribas	11/08/19	15,181
IDR 5,064,772,780	USD 358,000	BNP Paribas	11/08/19	(2,301)
IDR 40,538,714,040	USD 2,830,027	BNP Paribas	11/08/19	17,007
CLP 786,384,822	USD 1,081,000	BNP Paribas	11/08/19	(1,993)
THB 33,068,125	USD 1,081,000	BNP Paribas	11/08/19	(1,686)
THB 10,928,763	USD 358,000	BNP Paribas	11/08/19	(431)
USD 3,892,271	THB 120,243,034	BNP Paribas	11/08/19	(41,864)
USD 720,000	SGD 994,867	Brown Brothers Harriman & Co.	11/08/19	1,350
USD 364,000	CLP 263,743,480	Citibank N.A.	11/08/19	2,009
USD 1,093,000	RUB 73,925,820	Citibank N.A.	11/08/19	(41,268)
USD 1,093,000	TRY 6,437,076	Citibank N.A.	11/08/19	(32,202)
BRL 4,515,013	USD 1,081,000	Citibank N.A.	11/08/19	1,083
USD 544,774	TRY 3,142,115	Citibank N.A.	11/08/19	(4,468)
USD 1,540,974	RON 6,576,921	Citibank N.A.	11/08/19	30,959
COP 4,894,785,585	USD 1,436,470	Citibank N.A.	11/08/19	(32,410)
PLN 1,421,473	USD 361,000	Citibank N.A.	11/08/19	(6,350)
RUB 92,892,505	USD 1,433,000	Citibank N.A.	11/08/19	(7,720)
USD 530,574	PHP 27,883,774	Citibank N.A.	11/08/19	(6,891)
USD 1,822,000	THB 55,806,949	Deutsche Bank AG	11/08/19	(3,903)
USD 729,000	MXN 14,785,278	Goldman Sachs International	11/08/19	(15,359)
RUB 164,412,753	USD 2,521,000	Goldman Sachs International	11/08/19	(14,808)
MXN 42,890,906	USD 2,161,000	Goldman Sachs International	11/08/19	(10,764)
USD 5,429,529	PLN 21,347,346	Goldman Sachs International	11/08/19	103,479

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

USD 1,457,000	BRL 6,103,664	Goldman Sachs International	11/08/19	(8,099)
BRL 50,133,187	USD 12,010,538	Goldman Sachs International	11/08/19	23,232
USD 4,047,930	IDR 58,346,857,515	HSBC Bank USA N.A.	11/08/19	(49,770)
USD 4,048,491	IDR 58,346,857,515	HSBC Bank USA N.A.	11/08/19	(49,208)
USD 6,197,339	BRL 25,133,307	HSBC Bank USA N.A.	11/08/19	164,440
USD 358,000	TRY 2,073,392	HSBC Bank USA N.A.	11/08/19	(4,429)
ZAR 15,836,613	USD 1,075,000	HSBC Bank USA N.A.	11/08/19	(34,688)
USD 313,074	ILS 1,104,142	JPMorgan Chase Bank N.A.	11/08/19	(5,198)
SGD 1,301,141	USD 940,974	JPMorgan Chase Bank N.A.	11/08/19	837
BRL 2,939,653	USD 716,000	JPMorgan Chase Bank N.A.	11/08/19	(10,378)
RUB 234,481,497	USD 3,500,575	JPMorgan Chase Bank N.A.	11/08/19	97,150
USD 4,520,872	RUB 305,492,754	JPMorgan Chase Bank N.A.	11/08/19	(166,402)
USD 4,520,571	RUB 305,492,754	JPMorgan Chase Bank N.A.	11/08/19	(166,703)
USD 2,739,691	HUF 804,803,708	Morgan Stanley Capital Services LLC	11/08/19	114,240
USD 2,365,814	PEN 8,033,357	Morgan Stanley Capital Services LLC	11/08/19	(14,186)
COP 4,894,785,585	USD 1,436,542	Morgan Stanley Capital Services LLC	11/08/19	(32,482)
PEN 9,819,572	USD 2,917,386	Morgan Stanley Capital Services LLC	11/08/19	(8,194)
USD 364,000	COP 1,255,439,640	Morgan Stanley Capital Services LLC	11/08/19	3,880
USD 6,193,673	BRL 25,133,307	Morgan Stanley Capital Services LLC	11/08/19	160,775
USD 6,197,950	BRL 25,133,307	Morgan Stanley Capital Services LLC	11/08/19	165,051
USD 949,275	CLP 675,304,450	Morgan Stanley Capital Services LLC	11/08/19	22,411
MXN 6,988,462	USD 358,000	The Bank of New York Mellon	11/08/19	(6,168)
USD 851	SGD 1,179	Toronto Dominion Securities	11/08/19	(3)
				$31,784

At September 30, 2019, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	711	12/19/19	$92,652,188	$(851,014)
U.S. Treasury 2-Year Note	89	12/31/19	19,179,500	26,255
U.S. Treasury Long Bond	888	12/19/19	144,133,500	(3,010,307)
U.S. Treasury Ultra 10-Year Note	148	12/19/19	21,076,125	152,139
U.S. Treasury Ultra Long Bond	691	12/19/19	132,607,219	(2,392,876)
			$409,648,532	$(6,075,803)
Short Contracts:
U.S. Treasury 5-Year Note	(530)	12/31/19	(63,148,672)	371,461
			$(63,148,672)	$371,461

At September 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR	127,170,000	$(17,909,725)	$598,196
						$(17,909,725)	$598,196

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 2	Sell	5.000	06/20/24	USD	37,670,000	2,526,791	25,793
						2,526,791	$25,793

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 09/30/19 (%) (7)	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc., 2.750%, due 3/15/2023	Sell	1.000	12/20/24	0.546	USD	6,920,000	$155,679	$(6,133)
							155,679	$(6,133)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.
(7)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At September 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	1.623%	Semi-Annual	09/13/29	USD	108,229,000	$(509,493)	$(509,493)
								$(509,493)	$(509,493)

At September 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	51,105,000	$(2,621,686)	$105,409
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD	90,642,000	(5,466,455)	337,592

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	93,680,000	(4,960,356)	44,192
								$(13,048,497)	$487,193

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,717,070,024.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$125,686,313
Gross Unrealized Depreciation	(34,217,816)
Net Unrealized Appreciation	$91,468,497